UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2025

Item 1:	Report(s) to Shareholders.

Class A

LBNDX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.39%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$9,775	$10,000	$10,000
1/31/2016	$9,576	$9,842	$10,138
2/29/2016	$9,563	$9,888	$10,210
3/31/2016	$9,935	$10,325	$10,303
4/30/2016	$10,188	$10,737	$10,343
5/31/2016	$10,255	$10,815	$10,345
6/30/2016	$10,364	$10,932	$10,531
7/31/2016	$10,648	$11,208	$10,598
8/31/2016	$10,801	$11,458	$10,586
9/30/2016	$10,856	$11,532	$10,580
10/31/2016	$10,814	$11,568	$10,499
11/30/2016	$10,843	$11,522	$10,250
12/31/2016	$10,983	$11,749	$10,265
1/31/2017	$11,149	$11,907	$10,285
2/28/2017	$11,288	$12,092	$10,354
3/31/2017	$11,275	$12,067	$10,349
4/30/2017	$11,401	$12,203	$10,428
5/31/2017	$11,485	$12,312	$10,509
6/30/2017	$11,511	$12,325	$10,498
7/31/2017	$11,665	$12,467	$10,543
8/31/2017	$11,692	$12,464	$10,638
9/30/2017	$11,803	$12,576	$10,587
10/31/2017	$11,914	$12,625	$10,593
11/30/2017	$11,925	$12,591	$10,580
12/31/2017	$11,994	$12,628	$10,628
1/31/2018	$12,108	$12,709	$10,506
2/28/2018	$11,946	$12,591	$10,406
3/31/2018	$11,873	$12,513	$10,473
4/30/2018	$11,856	$12,596	$10,395
5/31/2018	$11,900	$12,594	$10,469
6/30/2018	$11,855	$12,638	$10,456
7/31/2018	$11,957	$12,779	$10,459
8/31/2018	$12,091	$12,871	$10,526
9/30/2018	$12,136	$12,946	$10,458
10/31/2018	$11,807	$12,734	$10,376
11/30/2018	$11,747	$12,619	$10,438
12/31/2018	$11,540	$12,342	$10,629
1/31/2019	$11,973	$12,909	$10,742
2/28/2019	$12,142	$13,127	$10,736
3/31/2019	$12,327	$13,255	$10,942
4/30/2019	$12,449	$13,441	$10,945
5/31/2019	$12,429	$13,270	$11,139
6/30/2019	$12,771	$13,595	$11,279
7/31/2019	$12,845	$13,665	$11,304
8/31/2019	$12,903	$13,718	$11,597
9/30/2019	$12,849	$13,762	$11,535
10/31/2019	$12,890	$13,794	$11,570
11/30/2019	$12,899	$13,831	$11,564
12/31/2019	$13,083	$14,120	$11,556
1/31/2020	$13,222	$14,121	$11,778
2/29/2020	$13,150	$13,902	$11,990
3/31/2020	$11,527	$12,266	$11,920
4/30/2020	$11,996	$12,732	$12,132
5/31/2020	$12,483	$13,310	$12,188
6/30/2020	$12,691	$13,437	$12,265
7/31/2020	$13,193	$14,074	$12,448
8/31/2020	$13,400	$14,215	$12,348
9/30/2020	$13,259	$14,068	$12,341
10/31/2020	$13,332	$14,131	$12,286
11/30/2020	$13,839	$14,697	$12,406
12/31/2020	$14,077	$14,978	$12,423
1/31/2021	$14,132	$15,036	$12,334
2/28/2021	$14,273	$15,088	$12,156
3/31/2021	$14,195	$15,114	$12,005
4/30/2021	$14,353	$15,280	$12,099
5/31/2021	$14,378	$15,324	$12,139
6/30/2021	$14,504	$15,532	$12,224
7/31/2021	$14,543	$15,587	$12,361
8/31/2021	$14,617	$15,673	$12,337
9/30/2021	$14,520	$15,679	$12,230
10/31/2021	$14,610	$15,650	$12,227
11/30/2021	$14,531	$15,488	$12,263
12/31/2021	$14,536	$15,779	$12,232
1/31/2022	$14,053	$15,346	$11,968
2/28/2022	$13,885	$15,209	$11,835
3/31/2022	$13,671	$15,070	$11,506
4/30/2022	$13,279	$14,522	$11,069
5/31/2022	$13,247	$14,557	$11,141
6/30/2022	$12,590	$13,565	$10,966
7/31/2022	$13,056	$14,383	$11,234
8/31/2022	$12,844	$14,041	$10,917
9/30/2022	$12,370	$13,478	$10,445
10/31/2022	$12,576	$13,862	$10,310
11/30/2022	$12,823	$14,122	$10,689
12/31/2022	$12,692	$14,018	$10,641
1/31/2023	$13,086	$14,566	$10,968
2/28/2023	$12,827	$14,380	$10,684
3/31/2023	$12,919	$14,540	$10,956
4/30/2023	$12,972	$14,683	$11,022
5/31/2023	$12,787	$14,544	$10,902
6/30/2023	$12,934	$14,782	$10,863
7/31/2023	$13,065	$14,994	$10,856
8/31/2023	$12,973	$15,039	$10,786
9/30/2023	$12,750	$14,863	$10,512
10/31/2023	$12,621	$14,679	$10,346
11/30/2023	$13,156	$15,350	$10,815
12/31/2023	$13,562	$15,917	$11,229
1/31/2024	$13,608	$15,921	$11,198
2/29/2024	$13,634	$15,968	$11,040
3/31/2024	$13,836	$16,160	$11,142
4/30/2024	$13,670	$15,999	$10,860
5/31/2024	$13,857	$16,182	$11,044
6/30/2024	$13,945	$16,339	$11,149
7/31/2024	$14,153	$16,661	$11,409
8/31/2024	$14,382	$16,927	$11,573
9/30/2024	$14,591	$17,204	$11,728
10/31/2024	$14,419	$17,110	$11,437
11/30/2024	$14,629	$17,308	$11,558
12/31/2024	$14,480	$17,234	$11,369
1/31/2025	$14,695	$17,473	$11,430
2/28/2025	$14,770	$17,588	$11,681
3/31/2025	$14,599	$17,400	$11,685
4/30/2025	$14,529	$17,402	$11,731
5/31/2025	$14,687	$17,695	$11,647
6/30/2025	$15,031	$18,025	$11,826
7/31/2025	$15,064	$18,098	$11,795
8/31/2025	$15,330	$18,320	$11,936
9/30/2025	$15,468	$18,461	$12,067
10/31/2025	$15,587	$18,499	$12,142
11/30/2025	$15,640	$18,592	$12,217
12/31/2025	$15,695	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	8.39%	2.20%	4.85%
Class A with sales charge	6.01%	1.74%	4.61%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LBNDX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-13-A

02/26

Class C

BDLAX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.71%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,792	$9,842	$10,138
2/29/2016	$9,773	$9,888	$10,210
3/31/2016	$10,148	$10,325	$10,303
4/30/2016	$10,400	$10,737	$10,343
5/31/2016	$10,463	$10,815	$10,345
6/30/2016	$10,568	$10,932	$10,531
7/31/2016	$10,851	$11,208	$10,598
8/31/2016	$11,002	$11,458	$10,586
9/30/2016	$11,052	$11,532	$10,580
10/31/2016	$11,004	$11,568	$10,499
11/30/2016	$11,027	$11,522	$10,250
12/31/2016	$11,163	$11,749	$10,265
1/31/2017	$11,326	$11,907	$10,285
2/28/2017	$11,462	$12,092	$10,354
3/31/2017	$11,442	$12,067	$10,349
4/30/2017	$11,564	$12,203	$10,428
5/31/2017	$11,643	$12,312	$10,509
6/30/2017	$11,664	$12,325	$10,498
7/31/2017	$11,813	$12,467	$10,543
8/31/2017	$11,834	$12,464	$10,638
9/30/2017	$11,941	$12,576	$10,587
10/31/2017	$12,046	$12,625	$10,593
11/30/2017	$12,051	$12,591	$10,580
12/31/2017	$12,115	$12,628	$10,628
1/31/2018	$12,222	$12,709	$10,506
2/28/2018	$12,054	$12,591	$10,406
3/31/2018	$11,974	$12,513	$10,473
4/30/2018	$11,951	$12,596	$10,395
5/31/2018	$11,989	$12,594	$10,469
6/30/2018	$11,952	$12,638	$10,456
7/31/2018	$12,034	$12,779	$10,459
8/31/2018	$12,162	$12,871	$10,526
9/30/2018	$12,200	$12,946	$10,458
10/31/2018	$11,879	$12,734	$10,376
11/30/2018	$11,798	$12,619	$10,438
12/31/2018	$11,585	$12,342	$10,629
1/31/2019	$12,011	$12,909	$10,742
2/28/2019	$12,175	$13,127	$10,736
3/31/2019	$12,353	$13,255	$10,942
4/30/2019	$12,484	$13,441	$10,945
5/31/2019	$12,458	$13,270	$11,139
6/30/2019	$12,777	$13,595	$11,279
7/31/2019	$12,844	$13,665	$11,304
8/31/2019	$12,896	$13,718	$11,597
9/30/2019	$12,836	$13,762	$11,535
10/31/2019	$12,870	$13,794	$11,570
11/30/2019	$12,872	$13,831	$11,564
12/31/2019	$13,064	$14,120	$11,556
1/31/2020	$13,179	$14,121	$11,778
2/29/2020	$13,101	$13,902	$11,990
3/31/2020	$11,481	$12,266	$11,920
4/30/2020	$11,942	$12,732	$12,132
5/31/2020	$12,418	$13,310	$12,188
6/30/2020	$12,618	$13,437	$12,265
7/31/2020	$13,109	$14,074	$12,448
8/31/2020	$13,307	$14,215	$12,348
9/30/2020	$13,161	$14,068	$12,341
10/31/2020	$13,226	$14,131	$12,286
11/30/2020	$13,720	$14,697	$12,406
12/31/2020	$13,948	$14,978	$12,423
1/31/2021	$13,995	$15,036	$12,334
2/28/2021	$14,128	$15,088	$12,156
3/31/2021	$14,042	$15,114	$12,005
4/30/2021	$14,191	$15,280	$12,099
5/31/2021	$14,208	$15,324	$12,139
6/30/2021	$14,325	$15,532	$12,224
7/31/2021	$14,356	$15,587	$12,361
8/31/2021	$14,421	$15,673	$12,337
9/30/2021	$14,318	$15,679	$12,230
10/31/2021	$14,399	$15,650	$12,227
11/30/2021	$14,331	$15,488	$12,263
12/31/2021	$14,311	$15,779	$12,232
1/31/2022	$13,846	$15,346	$11,968
2/28/2022	$13,658	$15,209	$11,835
3/31/2022	$13,440	$15,070	$11,506
4/30/2022	$13,049	$14,522	$11,069
5/31/2022	$13,010	$14,557	$11,141
6/30/2022	$12,360	$13,565	$10,966
7/31/2022	$12,810	$14,383	$11,234
8/31/2022	$12,595	$14,041	$10,917
9/30/2022	$12,126	$13,478	$10,445
10/31/2022	$12,320	$13,862	$10,310
11/30/2022	$12,556	$14,122	$10,689
12/31/2022	$12,421	$14,018	$10,641
1/31/2023	$12,799	$14,566	$10,968
2/28/2023	$12,522	$14,380	$10,684
3/31/2023	$12,623	$14,540	$10,956
4/30/2023	$12,669	$14,683	$11,022
5/31/2023	$12,482	$14,544	$10,902
6/30/2023	$12,619	$14,782	$10,863
7/31/2023	$12,721	$14,994	$10,856
8/31/2023	$12,644	$15,039	$10,786
9/30/2023	$12,421	$14,863	$10,512
10/31/2023	$12,271	$14,679	$10,346
11/30/2023	$12,802	$15,350	$10,815
12/31/2023	$13,190	$15,917	$11,229
1/31/2024	$13,228	$15,921	$11,198
2/29/2024	$13,247	$15,968	$11,040
3/31/2024	$13,417	$16,160	$11,142
4/30/2024	$13,250	$15,999	$10,860
5/31/2024	$13,443	$16,182	$11,044
6/30/2024	$13,522	$16,339	$11,149
7/31/2024	$13,716	$16,661	$11,409
8/31/2024	$13,911	$16,927	$11,573
9/30/2024	$14,126	$17,204	$11,728
10/31/2024	$13,952	$17,110	$11,437
11/30/2024	$14,148	$17,308	$11,558
12/31/2024	$13,997	$17,234	$11,369
1/31/2025	$14,178	$17,473	$11,430
2/28/2025	$14,263	$17,588	$11,681
3/31/2025	$14,091	$17,400	$11,685
4/30/2025	$14,017	$17,402	$11,731
5/31/2025	$14,161	$17,695	$11,647
6/30/2025	$14,484	$18,025	$11,826
7/31/2025	$14,509	$18,098	$11,795
8/31/2025	$14,757	$18,320	$11,936
9/30/2025	$14,882	$18,461	$12,067
10/31/2025	$14,988	$18,499	$12,142
11/30/2025	$15,031	$18,592	$12,217
12/31/2025	$15,076	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	7.71%	1.57%	4.19%
Class C with sales charge	6.71%	1.57%	4.19%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

BDLAX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-673-C

02/26

Class F

LBDFX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.50%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,797	$9,842	$10,138
2/29/2016	$9,783	$9,888	$10,210
3/31/2016	$10,166	$10,325	$10,303
4/30/2016	$10,426	$10,737	$10,343
5/31/2016	$10,495	$10,815	$10,345
6/30/2016	$10,607	$10,932	$10,531
7/31/2016	$10,899	$11,208	$10,598
8/31/2016	$11,057	$11,458	$10,586
9/30/2016	$11,115	$11,532	$10,580
10/31/2016	$11,072	$11,568	$10,499
11/30/2016	$11,102	$11,522	$10,250
12/31/2016	$11,246	$11,749	$10,265
1/31/2017	$11,403	$11,907	$10,285
2/28/2017	$11,561	$12,092	$10,354
3/31/2017	$11,549	$12,067	$10,349
4/30/2017	$11,678	$12,203	$10,428
5/31/2017	$11,765	$12,312	$10,509
6/30/2017	$11,793	$12,325	$10,498
7/31/2017	$11,952	$12,467	$10,543
8/31/2017	$11,980	$12,464	$10,638
9/30/2017	$12,081	$12,576	$10,587
10/31/2017	$12,210	$12,625	$10,593
11/30/2017	$12,222	$12,591	$10,580
12/31/2017	$12,294	$12,628	$10,628
1/31/2018	$12,411	$12,709	$10,506
2/28/2018	$12,246	$12,591	$10,406
3/31/2018	$12,172	$12,513	$10,473
4/30/2018	$12,156	$12,596	$10,395
5/31/2018	$12,187	$12,594	$10,469
6/30/2018	$12,156	$12,638	$10,456
7/31/2018	$12,247	$12,779	$10,459
8/31/2018	$12,401	$12,871	$10,526
9/30/2018	$12,432	$12,946	$10,458
10/31/2018	$12,111	$12,734	$10,376
11/30/2018	$12,050	$12,619	$10,438
12/31/2018	$11,823	$12,342	$10,629
1/31/2019	$12,268	$12,909	$10,742
2/28/2019	$12,443	$13,127	$10,736
3/31/2019	$12,634	$13,255	$10,942
4/30/2019	$12,776	$13,441	$10,945
5/31/2019	$12,756	$13,270	$11,139
6/30/2019	$13,093	$13,595	$11,279
7/31/2019	$13,186	$13,665	$11,304
8/31/2019	$13,247	$13,718	$11,597
9/30/2019	$13,193	$13,762	$11,535
10/31/2019	$13,219	$13,794	$11,570
11/30/2019	$13,246	$13,831	$11,564
12/31/2019	$13,436	$14,120	$11,556
1/31/2020	$13,580	$14,121	$11,778
2/29/2020	$13,490	$13,902	$11,990
3/31/2020	$11,838	$12,266	$11,920
4/30/2020	$12,322	$12,732	$12,132
5/31/2020	$12,823	$13,310	$12,188
6/30/2020	$13,038	$13,437	$12,265
7/31/2020	$13,556	$14,074	$12,448
8/31/2020	$13,770	$14,215	$12,348
9/30/2020	$13,626	$14,068	$12,341
10/31/2020	$13,685	$14,131	$12,286
11/30/2020	$14,224	$14,697	$12,406
12/31/2020	$14,454	$14,978	$12,423
1/31/2021	$14,528	$15,036	$12,334
2/28/2021	$14,657	$15,088	$12,156
3/31/2021	$14,595	$15,114	$12,005
4/30/2021	$14,741	$15,280	$12,099
5/31/2021	$14,785	$15,324	$12,139
6/30/2021	$14,899	$15,532	$12,224
7/31/2021	$14,941	$15,587	$12,361
8/31/2021	$15,018	$15,673	$12,337
9/30/2021	$14,919	$15,679	$12,230
10/31/2021	$15,031	$15,650	$12,227
11/30/2021	$14,951	$15,488	$12,263
12/31/2021	$14,956	$15,779	$12,232
1/31/2022	$14,460	$15,346	$11,968
2/28/2022	$14,289	$15,209	$11,835
3/31/2022	$14,069	$15,070	$11,506
4/30/2022	$13,648	$14,522	$11,069
5/31/2022	$13,616	$14,557	$11,141
6/30/2022	$12,958	$13,565	$10,966
7/31/2022	$13,439	$14,383	$11,234
8/31/2022	$13,222	$14,041	$10,917
9/30/2022	$12,734	$13,478	$10,445
10/31/2022	$12,947	$13,862	$10,310
11/30/2022	$13,204	$14,122	$10,689
12/31/2022	$13,069	$14,018	$10,641
1/31/2023	$13,477	$14,566	$10,968
2/28/2023	$13,210	$14,380	$10,684
3/31/2023	$13,306	$14,540	$10,956
4/30/2023	$13,362	$14,683	$11,022
5/31/2023	$13,172	$14,544	$10,902
6/30/2023	$13,325	$14,782	$10,863
7/31/2023	$13,442	$14,994	$10,856
8/31/2023	$13,367	$15,039	$10,786
9/30/2023	$13,138	$14,863	$10,512
10/31/2023	$13,006	$14,679	$10,346
11/30/2023	$13,559	$15,350	$10,815
12/31/2023	$13,979	$15,917	$11,229
1/31/2024	$14,028	$15,921	$11,198
2/29/2024	$14,056	$15,968	$11,040
3/31/2024	$14,245	$16,160	$11,142
4/30/2024	$14,075	$15,999	$10,860
5/31/2024	$14,289	$16,182	$11,044
6/30/2024	$14,381	$16,339	$11,149
7/31/2024	$14,597	$16,661	$11,409
8/31/2024	$14,814	$16,927	$11,573
9/30/2024	$15,052	$17,204	$11,728
10/31/2024	$14,875	$17,110	$11,437
11/30/2024	$15,093	$17,308	$11,558
12/31/2024	$14,940	$17,234	$11,369
1/31/2025	$15,143	$17,473	$11,430
2/28/2025	$15,243	$17,588	$11,681
3/31/2025	$15,067	$17,400	$11,685
4/30/2025	$14,996	$17,402	$11,731
5/31/2025	$15,160	$17,695	$11,647
6/30/2025	$15,516	$18,025	$11,826
7/31/2025	$15,552	$18,098	$11,795
8/31/2025	$15,806	$18,320	$11,936
9/30/2025	$15,972	$18,461	$12,067
10/31/2025	$16,096	$18,499	$12,142
11/30/2025	$16,153	$18,592	$12,217
12/31/2025	$16,211	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	8.50%	2.32%	4.95%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LBDFX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-1004-F

02/26

Class F3

LBNOX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$50	0.48%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.88%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,111	$10,051
5/31/2017	$10,186	$10,201	$10,128
6/30/2017	$10,211	$10,212	$10,118
7/31/2017	$10,350	$10,330	$10,162
8/31/2017	$10,389	$10,328	$10,253
9/30/2017	$10,478	$10,420	$10,204
10/31/2017	$10,579	$10,461	$10,210
11/30/2017	$10,604	$10,433	$10,197
12/31/2017	$10,655	$10,463	$10,244
1/31/2018	$10,758	$10,531	$10,126
2/28/2018	$10,628	$10,432	$10,030
3/31/2018	$10,552	$10,368	$10,094
4/30/2018	$10,540	$10,437	$10,019
5/31/2018	$10,581	$10,435	$10,091
6/30/2018	$10,556	$10,471	$10,078
7/31/2018	$10,637	$10,588	$10,080
8/31/2018	$10,758	$10,665	$10,145
9/30/2018	$10,800	$10,727	$10,080
10/31/2018	$10,522	$10,551	$10,000
11/30/2018	$10,470	$10,456	$10,060
12/31/2018	$10,274	$10,226	$10,245
1/31/2019	$10,663	$10,696	$10,354
2/28/2019	$10,817	$10,877	$10,348
3/31/2019	$10,985	$10,983	$10,546
4/30/2019	$11,110	$11,137	$10,549
5/31/2019	$11,095	$10,995	$10,736
6/30/2019	$11,389	$11,265	$10,871
7/31/2019	$11,458	$11,323	$10,895
8/31/2019	$11,513	$11,367	$11,177
9/30/2019	$11,467	$11,403	$11,118
10/31/2019	$11,506	$11,429	$11,151
11/30/2019	$11,530	$11,461	$11,146
12/31/2019	$11,698	$11,700	$11,138
1/31/2020	$11,810	$11,701	$11,352
2/29/2020	$11,748	$11,519	$11,557
3/31/2020	$10,308	$10,164	$11,489
4/30/2020	$10,731	$10,550	$11,693
5/31/2020	$11,171	$11,029	$11,747
6/30/2020	$11,360	$11,133	$11,821
7/31/2020	$11,799	$11,662	$11,998
8/31/2020	$11,988	$11,778	$11,901
9/30/2020	$11,863	$11,656	$11,894
10/31/2020	$11,931	$11,709	$11,841
11/30/2020	$12,390	$12,178	$11,958
12/31/2020	$12,607	$12,411	$11,974
1/31/2021	$12,659	$12,458	$11,888
2/28/2021	$12,788	$12,502	$11,716
3/31/2021	$12,720	$12,524	$11,570
4/30/2021	$12,865	$12,661	$11,662
5/31/2021	$12,890	$12,697	$11,700
6/30/2021	$13,006	$12,870	$11,782
7/31/2021	$13,044	$12,915	$11,914
8/31/2021	$13,113	$12,987	$11,891
9/30/2021	$13,028	$12,992	$11,788
10/31/2021	$13,113	$12,967	$11,785
11/30/2021	$13,045	$12,833	$11,820
12/31/2021	$13,051	$13,074	$11,789
1/31/2022	$12,635	$12,716	$11,535
2/28/2022	$12,470	$12,602	$11,407
3/31/2022	$12,295	$12,486	$11,090
4/30/2022	$11,928	$12,033	$10,669
5/31/2022	$11,902	$12,062	$10,738
6/30/2022	$11,326	$11,240	$10,569
7/31/2022	$11,734	$11,917	$10,828
8/31/2022	$11,561	$11,634	$10,522
9/30/2022	$11,136	$11,167	$10,067
10/31/2022	$11,307	$11,486	$9,937
11/30/2022	$11,550	$11,702	$10,302
12/31/2022	$11,433	$11,615	$10,256
1/31/2023	$11,793	$12,069	$10,571
2/28/2023	$11,544	$11,915	$10,298
3/31/2023	$11,646	$12,048	$10,559
4/30/2023	$11,696	$12,166	$10,623
5/31/2023	$11,531	$12,051	$10,508
6/30/2023	$11,667	$12,248	$10,470
7/31/2023	$11,771	$12,424	$10,463
8/31/2023	$11,707	$12,461	$10,396
9/30/2023	$11,508	$12,316	$10,132
10/31/2023	$11,394	$12,163	$9,972
11/30/2023	$11,881	$12,718	$10,424
12/31/2023	$12,235	$13,189	$10,823
1/31/2024	$12,280	$13,192	$10,793
2/29/2024	$12,324	$13,231	$10,640
3/31/2024	$12,492	$13,390	$10,739
4/30/2024	$12,344	$13,257	$10,467
5/31/2024	$12,534	$13,408	$10,645
6/30/2024	$12,618	$13,539	$10,746
7/31/2024	$12,809	$13,805	$10,997
8/31/2024	$13,002	$14,025	$11,155
9/30/2024	$13,213	$14,255	$11,304
10/31/2024	$13,059	$14,178	$11,024
11/30/2024	$13,253	$14,341	$11,140
12/31/2024	$13,102	$14,280	$10,958
1/31/2025	$13,301	$14,478	$11,016
2/28/2025	$13,391	$14,573	$11,258
3/31/2025	$13,238	$14,418	$11,263
4/30/2025	$13,177	$14,419	$11,307
5/31/2025	$13,324	$14,662	$11,226
6/30/2025	$13,640	$14,935	$11,399
7/31/2025	$13,674	$14,996	$11,368
8/31/2025	$13,900	$15,180	$11,504
9/30/2025	$14,048	$15,297	$11,630
10/31/2025	$14,141	$15,328	$11,703
11/30/2025	$14,212	$15,405	$11,775
12/31/2025	$14,265	$15,507	$11,758

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.88%	2.50%	4.15%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	5.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.87%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LBNOX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8952-F3

02/26

Class I

LBNYX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	0.57%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.62%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,797	$9,842	$10,138
2/29/2016	$9,784	$9,888	$10,210
3/31/2016	$10,169	$10,325	$10,303
4/30/2016	$10,431	$10,737	$10,343
5/31/2016	$10,501	$10,815	$10,345
6/30/2016	$10,614	$10,932	$10,531
7/31/2016	$10,895	$11,208	$10,598
8/31/2016	$11,068	$11,458	$10,586
9/30/2016	$11,127	$11,532	$10,580
10/31/2016	$11,085	$11,568	$10,499
11/30/2016	$11,116	$11,522	$10,250
12/31/2016	$11,262	$11,749	$10,265
1/31/2017	$11,420	$11,907	$10,285
2/28/2017	$11,580	$12,092	$10,354
3/31/2017	$11,568	$12,067	$10,349
4/30/2017	$11,684	$12,203	$10,428
5/31/2017	$11,787	$12,312	$10,509
6/30/2017	$11,801	$12,325	$10,498
7/31/2017	$11,976	$12,467	$10,543
8/31/2017	$12,005	$12,464	$10,638
9/30/2017	$12,107	$12,576	$10,587
10/31/2017	$12,224	$12,625	$10,593
11/30/2017	$12,251	$12,591	$10,580
12/31/2017	$12,325	$12,628	$10,628
1/31/2018	$12,428	$12,709	$10,506
2/28/2018	$12,278	$12,591	$10,406
3/31/2018	$12,189	$12,513	$10,473
4/30/2018	$12,189	$12,596	$10,395
5/31/2018	$12,221	$12,594	$10,469
6/30/2018	$12,191	$12,638	$10,456
7/31/2018	$12,283	$12,779	$10,459
8/31/2018	$12,439	$12,871	$10,526
9/30/2018	$12,471	$12,946	$10,458
10/31/2018	$12,148	$12,734	$10,376
11/30/2018	$12,088	$12,619	$10,438
12/31/2018	$11,860	$12,342	$10,629
1/31/2019	$12,310	$12,909	$10,742
2/28/2019	$12,487	$13,127	$10,736
3/31/2019	$12,680	$13,255	$10,942
4/30/2019	$12,824	$13,441	$10,945
5/31/2019	$12,805	$13,270	$11,139
6/30/2019	$13,145	$13,595	$11,279
7/31/2019	$13,223	$13,665	$11,304
8/31/2019	$13,285	$13,718	$11,597
9/30/2019	$13,232	$13,762	$11,535
10/31/2019	$13,276	$13,794	$11,570
11/30/2019	$13,304	$13,831	$11,564
12/31/2019	$13,497	$14,120	$11,556
1/31/2020	$13,625	$14,121	$11,778
2/29/2020	$13,553	$13,902	$11,990
3/31/2020	$11,888	$12,266	$11,920
4/30/2020	$12,376	$12,732	$12,132
5/31/2020	$12,883	$13,310	$12,188
6/30/2020	$13,100	$13,437	$12,265
7/31/2020	$13,607	$14,074	$12,448
8/31/2020	$13,841	$14,215	$12,348
9/30/2020	$13,679	$14,068	$12,341
10/31/2020	$13,757	$14,131	$12,286
11/30/2020	$14,285	$14,697	$12,406
12/31/2020	$14,535	$14,978	$12,423
1/31/2021	$14,594	$15,036	$12,334
2/28/2021	$14,743	$15,088	$12,156
3/31/2021	$14,663	$15,114	$12,005
4/30/2021	$14,830	$15,280	$12,099
5/31/2021	$14,875	$15,324	$12,139
6/30/2021	$14,991	$15,532	$12,224
7/31/2021	$15,034	$15,587	$12,361
8/31/2021	$15,113	$15,673	$12,337
9/30/2021	$15,014	$15,679	$12,230
10/31/2021	$15,111	$15,650	$12,227
11/30/2021	$15,049	$15,488	$12,263
12/31/2021	$15,038	$15,779	$12,232
1/31/2022	$14,556	$15,346	$11,968
2/28/2022	$14,383	$15,209	$11,835
3/31/2022	$14,162	$15,070	$11,506
4/30/2022	$13,738	$14,522	$11,069
5/31/2022	$13,707	$14,557	$11,141
6/30/2022	$13,042	$13,565	$10,966
7/31/2022	$13,530	$14,383	$11,234
8/31/2022	$13,311	$14,041	$10,917
9/30/2022	$12,819	$13,478	$10,445
10/31/2022	$13,035	$13,862	$10,310
11/30/2022	$13,295	$14,122	$10,689
12/31/2022	$13,160	$14,018	$10,641
1/31/2023	$13,573	$14,566	$10,968
2/28/2023	$13,304	$14,380	$10,684
3/31/2023	$13,402	$14,540	$10,956
4/30/2023	$13,460	$14,683	$11,022
5/31/2023	$13,268	$14,544	$10,902
6/30/2023	$13,443	$14,782	$10,863
7/31/2023	$13,562	$14,994	$10,856
8/31/2023	$13,468	$15,039	$10,786
9/30/2023	$13,257	$14,863	$10,512
10/31/2023	$13,105	$14,679	$10,346
11/30/2023	$13,665	$15,350	$10,815
12/31/2023	$14,091	$15,917	$11,229
1/31/2024	$14,141	$15,921	$11,198
2/29/2024	$14,170	$15,968	$11,040
3/31/2024	$14,383	$16,160	$11,142
4/30/2024	$14,212	$15,999	$10,860
5/31/2024	$14,409	$16,182	$11,044
6/30/2024	$14,504	$16,339	$11,149
7/31/2024	$14,723	$16,661	$11,409
8/31/2024	$14,944	$16,927	$11,573
9/30/2024	$15,186	$17,204	$11,728
10/31/2024	$15,007	$17,110	$11,437
11/30/2024	$15,230	$17,308	$11,558
12/31/2024	$15,076	$17,234	$11,369
1/31/2025	$15,282	$17,473	$11,430
2/28/2025	$15,384	$17,588	$11,681
3/31/2025	$15,206	$17,400	$11,685
4/30/2025	$15,135	$17,402	$11,731
5/31/2025	$15,303	$17,695	$11,647
6/30/2025	$15,665	$18,025	$11,826
7/31/2025	$15,703	$18,098	$11,795
8/31/2025	$15,983	$18,320	$11,936
9/30/2025	$16,130	$18,461	$12,067
10/31/2025	$16,257	$18,499	$12,142
11/30/2025	$16,315	$18,592	$12,217
12/31/2025	$16,375	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	8.62%	2.41%	5.06%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LBNYX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-688-I

02/26

Class P

LBNPX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$106	1.02%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.22%, reflecting performance at the net asset value (NAV) of Class P shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,788	$9,842	$10,138
2/29/2016	$9,775	$9,888	$10,210
3/31/2016	$10,148	$10,325	$10,303
4/30/2016	$10,415	$10,737	$10,343
5/31/2016	$10,483	$10,815	$10,345
6/30/2016	$10,605	$10,932	$10,531
7/31/2016	$10,876	$11,208	$10,598
8/31/2016	$11,043	$11,458	$10,586
9/30/2016	$11,099	$11,532	$10,580
10/31/2016	$11,057	$11,568	$10,499
11/30/2016	$11,086	$11,522	$10,250
12/31/2016	$11,227	$11,749	$10,265
1/31/2017	$11,393	$11,907	$10,285
2/28/2017	$11,533	$12,092	$10,354
3/31/2017	$11,520	$12,067	$10,349
4/30/2017	$11,646	$12,203	$10,428
5/31/2017	$11,731	$12,312	$10,509
6/30/2017	$11,758	$12,325	$10,498
7/31/2017	$11,912	$12,467	$10,543
8/31/2017	$11,953	$12,464	$10,638
9/30/2017	$12,051	$12,576	$10,587
10/31/2017	$12,162	$12,625	$10,593
11/30/2017	$12,187	$12,591	$10,580
12/31/2017	$12,257	$12,628	$10,628
1/31/2018	$12,371	$12,709	$10,506
2/28/2018	$12,210	$12,591	$10,406
3/31/2018	$12,123	$12,513	$10,473
4/30/2018	$12,107	$12,596	$10,395
5/31/2018	$12,151	$12,594	$10,469
6/30/2018	$12,119	$12,638	$10,456
7/31/2018	$12,205	$12,779	$10,459
8/31/2018	$12,337	$12,871	$10,526
9/30/2018	$12,380	$12,946	$10,458
10/31/2018	$12,050	$12,734	$10,376
11/30/2018	$11,989	$12,619	$10,438
12/31/2018	$11,767	$12,342	$10,629
1/31/2019	$12,196	$12,909	$10,742
2/28/2019	$12,364	$13,127	$10,736
3/31/2019	$12,562	$13,255	$10,942
4/30/2019	$12,697	$13,441	$10,945
5/31/2019	$12,676	$13,270	$11,139
6/30/2019	$12,999	$13,595	$11,279
7/31/2019	$13,071	$13,665	$11,304
8/31/2019	$13,143	$13,718	$11,597
9/30/2019	$13,072	$13,762	$11,535
10/31/2019	$13,111	$13,794	$11,570
11/30/2019	$13,134	$13,831	$11,564
12/31/2019	$13,315	$14,120	$11,556
1/31/2020	$13,451	$14,121	$11,778
2/29/2020	$13,362	$13,902	$11,990
3/31/2020	$11,715	$12,266	$11,920
4/30/2020	$12,196	$12,732	$12,132
5/31/2020	$12,694	$13,310	$12,188
6/30/2020	$12,899	$13,437	$12,265
7/31/2020	$13,396	$14,074	$12,448
8/31/2020	$13,617	$14,215	$12,348
9/30/2020	$13,458	$14,068	$12,341
10/31/2020	$13,529	$14,131	$12,286
11/30/2020	$14,046	$14,697	$12,406
12/31/2020	$14,281	$14,978	$12,423
1/31/2021	$14,333	$15,036	$12,334
2/28/2021	$14,471	$15,088	$12,156
3/31/2021	$14,391	$15,114	$12,005
4/30/2021	$14,546	$15,280	$12,099
5/31/2021	$14,585	$15,324	$12,139
6/30/2021	$14,691	$15,532	$12,224
7/31/2021	$14,728	$15,587	$12,361
8/31/2021	$14,799	$15,673	$12,337
9/30/2021	$14,701	$15,679	$12,230
10/31/2021	$14,805	$15,650	$12,227
11/30/2021	$14,725	$15,488	$12,263
12/31/2021	$14,710	$15,779	$12,232
1/31/2022	$14,230	$15,346	$11,968
2/28/2022	$14,045	$15,209	$11,835
3/31/2022	$13,831	$15,070	$11,506
4/30/2022	$13,425	$14,522	$11,069
5/31/2022	$13,392	$14,557	$11,141
6/30/2022	$12,740	$13,565	$10,966
7/31/2022	$13,199	$14,383	$11,234
8/31/2022	$12,988	$14,041	$10,917
9/30/2022	$12,501	$13,478	$10,445
10/31/2022	$12,702	$13,862	$10,310
11/30/2022	$12,963	$14,122	$10,689
12/31/2022	$12,814	$14,018	$10,641
1/31/2023	$13,220	$14,566	$10,968
2/28/2023	$12,944	$14,380	$10,684
3/31/2023	$13,033	$14,540	$10,956
4/30/2023	$13,085	$14,683	$11,022
5/31/2023	$12,900	$14,544	$10,902
6/30/2023	$13,063	$14,782	$10,863
7/31/2023	$13,171	$14,994	$10,856
8/31/2023	$13,080	$15,039	$10,786
9/30/2023	$12,858	$14,863	$10,512
10/31/2023	$12,712	$14,679	$10,346
11/30/2023	$13,255	$15,350	$10,815
12/31/2023	$13,654	$15,917	$11,229
1/31/2024	$13,698	$15,921	$11,198
2/29/2024	$13,741	$15,968	$11,040
3/31/2024	$13,919	$16,160	$11,142
4/30/2024	$13,755	$15,999	$10,860
5/31/2024	$13,957	$16,182	$11,044
6/30/2024	$14,023	$16,339	$11,149
7/31/2024	$14,246	$16,661	$11,409
8/31/2024	$14,449	$16,927	$11,573
9/30/2024	$14,673	$17,204	$11,728
10/31/2024	$14,483	$17,110	$11,437
11/30/2024	$14,708	$17,308	$11,558
12/31/2024	$14,540	$17,234	$11,369
1/31/2025	$14,750	$17,473	$11,430
2/28/2025	$14,842	$17,588	$11,681
3/31/2025	$14,673	$17,400	$11,685
4/30/2025	$14,583	$17,402	$11,731
5/31/2025	$14,736	$17,695	$11,647
6/30/2025	$15,093	$18,025	$11,826
7/31/2025	$15,124	$18,098	$11,795
8/31/2025	$15,362	$18,320	$11,936
9/30/2025	$15,517	$18,461	$12,067
10/31/2025	$15,632	$18,499	$12,142
11/30/2025	$15,683	$18,592	$12,217
12/31/2025	$15,735	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	8.22%	1.96%	4.64%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LBNPX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-698-P

02/26

Class R2

LBNQX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$123	1.18%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.11%, reflecting performance at the net asset value (NAV) of Class R2 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,793	$9,842	$10,138
2/29/2016	$9,776	$9,888	$10,210
3/31/2016	$10,154	$10,325	$10,303
4/30/2016	$10,409	$10,737	$10,343
5/31/2016	$10,474	$10,815	$10,345
6/30/2016	$10,581	$10,932	$10,531
7/31/2016	$10,867	$11,208	$10,598
8/31/2016	$11,020	$11,458	$10,586
9/30/2016	$11,073	$11,532	$10,580
10/31/2016	$11,026	$11,568	$10,499
11/30/2016	$11,052	$11,522	$10,250
12/31/2016	$11,191	$11,749	$10,265
1/31/2017	$11,356	$11,907	$10,285
2/28/2017	$11,495	$12,092	$10,354
3/31/2017	$11,478	$12,067	$10,349
4/30/2017	$11,601	$12,203	$10,428
5/31/2017	$11,683	$12,312	$10,509
6/30/2017	$11,706	$12,325	$10,498
7/31/2017	$11,859	$12,467	$10,543
8/31/2017	$11,882	$12,464	$10,638
9/30/2017	$11,991	$12,576	$10,587
10/31/2017	$12,100	$12,625	$10,593
11/30/2017	$12,107	$12,591	$10,580
12/31/2017	$12,173	$12,628	$10,628
1/31/2018	$12,284	$12,709	$10,506
2/28/2018	$12,116	$12,591	$10,406
3/31/2018	$12,038	$12,513	$10,473
4/30/2018	$12,017	$12,596	$10,395
5/31/2018	$12,058	$12,594	$10,469
6/30/2018	$12,023	$12,638	$10,456
7/31/2018	$12,107	$12,779	$10,459
8/31/2018	$12,239	$12,871	$10,526
9/30/2018	$12,280	$12,946	$10,458
10/31/2018	$11,958	$12,734	$10,376
11/30/2018	$11,878	$12,619	$10,438
12/31/2018	$11,666	$12,342	$10,629
1/31/2019	$12,099	$12,909	$10,742
2/28/2019	$12,266	$13,127	$10,736
3/31/2019	$12,449	$13,255	$10,942
4/30/2019	$12,584	$13,441	$10,945
5/31/2019	$12,559	$13,270	$11,139
6/30/2019	$12,884	$13,595	$11,279
7/31/2019	$12,955	$13,665	$11,304
8/31/2019	$13,009	$13,718	$11,597
9/30/2019	$12,951	$13,762	$11,535
10/31/2019	$12,988	$13,794	$11,570
11/30/2019	$12,992	$13,831	$11,564
12/31/2019	$13,174	$14,120	$11,556
1/31/2020	$13,308	$14,121	$11,778
2/29/2020	$13,232	$13,902	$11,990
3/31/2020	$11,595	$12,266	$11,920
4/30/2020	$12,063	$12,732	$12,132
5/31/2020	$12,548	$13,310	$12,188
6/30/2020	$12,753	$13,437	$12,265
7/31/2020	$13,253	$14,074	$12,448
8/31/2020	$13,457	$14,215	$12,348
9/30/2020	$13,311	$14,068	$12,341
10/31/2020	$13,379	$14,131	$12,286
11/30/2020	$13,884	$14,697	$12,406
12/31/2020	$14,118	$14,978	$12,423
1/31/2021	$14,168	$15,036	$12,334
2/28/2021	$14,306	$15,088	$12,156
3/31/2021	$14,222	$15,114	$12,005
4/30/2021	$14,375	$15,280	$12,099
5/31/2021	$14,396	$15,324	$12,139
6/30/2021	$14,517	$15,532	$12,224
7/31/2021	$14,552	$15,587	$12,361
8/31/2021	$14,621	$15,673	$12,337
9/30/2021	$14,519	$15,679	$12,230
10/31/2021	$14,605	$15,650	$12,227
11/30/2021	$14,521	$15,488	$12,263
12/31/2021	$14,521	$15,779	$12,232
1/31/2022	$14,051	$15,346	$11,968
2/28/2022	$13,862	$15,209	$11,835
3/31/2022	$13,643	$15,070	$11,506
4/30/2022	$13,248	$14,522	$11,069
5/31/2022	$13,211	$14,557	$11,141
6/30/2022	$12,569	$13,565	$10,966
7/31/2022	$13,012	$14,383	$11,234
8/31/2022	$12,814	$14,041	$10,917
9/30/2022	$12,320	$13,478	$10,445
10/31/2022	$12,520	$13,862	$10,310
11/30/2022	$12,781	$14,122	$10,689
12/31/2022	$12,628	$14,018	$10,641
1/31/2023	$13,016	$14,566	$10,968
2/28/2023	$12,754	$14,380	$10,684
3/31/2023	$12,841	$14,540	$10,956
4/30/2023	$12,890	$14,683	$11,022
5/31/2023	$12,701	$14,544	$10,902
6/30/2023	$12,862	$14,782	$10,863
7/31/2023	$12,969	$14,994	$10,856
8/31/2023	$12,873	$15,039	$10,786
9/30/2023	$12,666	$14,863	$10,512
10/31/2023	$12,516	$14,679	$10,346
11/30/2023	$13,041	$15,350	$10,815
12/31/2023	$13,440	$15,917	$11,229
1/31/2024	$13,481	$15,921	$11,198
2/29/2024	$13,502	$15,968	$11,040
3/31/2024	$13,698	$16,160	$11,142
4/30/2024	$13,529	$15,999	$10,860
5/31/2024	$13,709	$16,182	$11,044
6/30/2024	$13,793	$16,339	$11,149
7/31/2024	$13,993	$16,661	$11,409
8/31/2024	$14,215	$16,927	$11,573
9/30/2024	$14,417	$17,204	$11,728
10/31/2024	$14,242	$17,110	$11,437
11/30/2024	$14,465	$17,308	$11,558
12/31/2024	$14,293	$17,234	$11,369
1/31/2025	$14,500	$17,473	$11,430
2/28/2025	$14,570	$17,588	$11,681
3/31/2025	$14,396	$17,400	$11,685
4/30/2025	$14,323	$17,402	$11,731
5/31/2025	$14,473	$17,695	$11,647
6/30/2025	$14,807	$18,025	$11,826
7/31/2025	$14,835	$18,098	$11,795
8/31/2025	$15,092	$18,320	$11,936
9/30/2025	$15,223	$18,461	$12,067
10/31/2025	$15,334	$18,499	$12,142
11/30/2025	$15,382	$18,592	$12,217
12/31/2025	$15,452	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.11%	1.82%	4.45%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LBNQX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-1043-R2

02/26

Class R3

LBNRX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$112	1.08%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.07%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,794	$9,842	$10,138
2/29/2016	$9,777	$9,888	$10,210
3/31/2016	$10,143	$10,325	$10,303
4/30/2016	$10,413	$10,737	$10,343
5/31/2016	$10,479	$10,815	$10,345
6/30/2016	$10,587	$10,932	$10,531
7/31/2016	$10,861	$11,208	$10,598
8/31/2016	$11,029	$11,458	$10,586
9/30/2016	$11,083	$11,532	$10,580
10/31/2016	$11,037	$11,568	$10,499
11/30/2016	$11,063	$11,522	$10,250
12/31/2016	$11,203	$11,749	$10,265
1/31/2017	$11,356	$11,907	$10,285
2/28/2017	$11,510	$12,092	$10,354
3/31/2017	$11,493	$12,067	$10,349
4/30/2017	$11,604	$12,203	$10,428
5/31/2017	$11,702	$12,312	$10,509
6/30/2017	$11,712	$12,325	$10,498
7/31/2017	$11,880	$12,467	$10,543
8/31/2017	$11,904	$12,464	$10,638
9/30/2017	$12,000	$12,576	$10,587
10/31/2017	$12,110	$12,625	$10,593
11/30/2017	$12,132	$12,591	$10,580
12/31/2017	$12,200	$12,628	$10,628
1/31/2018	$12,312	$12,709	$10,506
2/28/2018	$12,145	$12,591	$10,406
3/31/2018	$12,067	$12,513	$10,473
4/30/2018	$12,047	$12,596	$10,395
5/31/2018	$12,074	$12,594	$10,469
6/30/2018	$12,040	$12,638	$10,456
7/31/2018	$12,126	$12,779	$10,459
8/31/2018	$12,274	$12,871	$10,526
9/30/2018	$12,301	$12,946	$10,458
10/31/2018	$11,979	$12,734	$10,376
11/30/2018	$11,915	$12,619	$10,438
12/31/2018	$11,687	$12,342	$10,629
1/31/2019	$12,123	$12,909	$10,742
2/28/2019	$12,292	$13,127	$10,736
3/31/2019	$12,476	$13,255	$10,942
4/30/2019	$12,613	$13,441	$10,945
5/31/2019	$12,589	$13,270	$11,139
6/30/2019	$12,917	$13,595	$11,279
7/31/2019	$12,988	$13,665	$11,304
8/31/2019	$13,060	$13,718	$11,597
9/30/2019	$12,987	$13,762	$11,535
10/31/2019	$13,025	$13,794	$11,570
11/30/2019	$13,046	$13,831	$11,564
12/31/2019	$13,230	$14,120	$11,556
1/31/2020	$13,366	$14,121	$11,778
2/29/2020	$13,274	$13,902	$11,990
3/31/2020	$11,645	$12,266	$11,920
4/30/2020	$12,117	$12,732	$12,132
5/31/2020	$12,606	$13,310	$12,188
6/30/2020	$12,813	$13,437	$12,265
7/31/2020	$13,301	$14,074	$12,448
8/31/2020	$13,523	$14,215	$12,348
9/30/2020	$13,361	$14,068	$12,341
10/31/2020	$13,431	$14,131	$12,286
11/30/2020	$13,939	$14,697	$12,406
12/31/2020	$14,176	$14,978	$12,423
1/31/2021	$14,245	$15,036	$12,334
2/28/2021	$14,367	$15,088	$12,156
3/31/2021	$14,301	$15,114	$12,005
4/30/2021	$14,440	$15,280	$12,099
5/31/2021	$14,479	$15,324	$12,139
6/30/2021	$14,585	$15,532	$12,224
7/31/2021	$14,621	$15,587	$12,361
8/31/2021	$14,692	$15,673	$12,337
9/30/2021	$14,590	$15,679	$12,230
10/31/2021	$14,695	$15,650	$12,227
11/30/2021	$14,612	$15,488	$12,263
12/31/2021	$14,612	$15,779	$12,232
1/31/2022	$14,123	$15,346	$11,968
2/28/2022	$13,951	$15,209	$11,835
3/31/2022	$13,732	$15,070	$11,506
4/30/2022	$13,316	$14,522	$11,069
5/31/2022	$13,281	$14,557	$11,141
6/30/2022	$12,635	$13,565	$10,966
7/31/2022	$13,082	$14,383	$11,234
8/31/2022	$12,883	$14,041	$10,917
9/30/2022	$12,404	$13,478	$10,445
10/31/2022	$12,607	$13,862	$10,310
11/30/2022	$12,853	$14,122	$10,689
12/31/2022	$12,717	$14,018	$10,641
1/31/2023	$13,110	$14,566	$10,968
2/28/2023	$12,828	$14,380	$10,684
3/31/2023	$12,935	$14,540	$10,956
4/30/2023	$12,985	$14,683	$11,022
5/31/2023	$12,796	$14,544	$10,902
6/30/2023	$12,941	$14,782	$10,863
7/31/2023	$13,068	$14,994	$10,856
8/31/2023	$12,973	$15,039	$10,786
9/30/2023	$12,746	$14,863	$10,512
10/31/2023	$12,614	$14,679	$10,346
11/30/2023	$13,146	$15,350	$10,815
12/31/2023	$13,549	$15,917	$11,229
1/31/2024	$13,591	$15,921	$11,198
2/29/2024	$13,614	$15,968	$11,040
3/31/2024	$13,793	$16,160	$11,142
4/30/2024	$13,624	$15,999	$10,860
5/31/2024	$13,826	$16,182	$11,044
6/30/2024	$13,912	$16,339	$11,149
7/31/2024	$14,115	$16,661	$11,409
8/31/2024	$14,320	$16,927	$11,573
9/30/2024	$14,545	$17,204	$11,728
10/31/2024	$14,369	$17,110	$11,437
11/30/2024	$14,576	$17,308	$11,558
12/31/2024	$14,423	$17,234	$11,369
1/31/2025	$14,614	$17,473	$11,430
2/28/2025	$14,706	$17,588	$11,681
3/31/2025	$14,531	$17,400	$11,685
4/30/2025	$14,458	$17,402	$11,731
5/31/2025	$14,611	$17,695	$11,647
6/30/2025	$14,950	$18,025	$11,826
7/31/2025	$14,980	$18,098	$11,795
8/31/2025	$15,219	$18,320	$11,936
9/30/2025	$15,374	$18,461	$12,067
10/31/2025	$15,488	$18,499	$12,142
11/30/2025	$15,537	$18,592	$12,217
12/31/2025	$15,588	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.07%	1.92%	4.54%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LBNRX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-2048-R3

02/26

Class R4

LBNSX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$87	0.83%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.49%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,796	$9,842	$10,138
2/29/2016	$9,782	$9,888	$10,210
3/31/2016	$10,162	$10,325	$10,303
4/30/2016	$10,420	$10,737	$10,343
5/31/2016	$10,489	$10,815	$10,345
6/30/2016	$10,599	$10,932	$10,531
7/31/2016	$10,889	$11,208	$10,598
8/31/2016	$11,060	$11,458	$10,586
9/30/2016	$11,101	$11,532	$10,580
10/31/2016	$11,072	$11,568	$10,499
11/30/2016	$11,086	$11,522	$10,250
12/31/2016	$11,229	$11,749	$10,265
1/31/2017	$11,398	$11,907	$10,285
2/28/2017	$11,540	$12,092	$10,354
3/31/2017	$11,541	$12,067	$10,349
4/30/2017	$11,654	$12,203	$10,428
5/31/2017	$11,740	$12,312	$10,509
6/30/2017	$11,766	$12,325	$10,498
7/31/2017	$11,923	$12,467	$10,543
8/31/2017	$11,950	$12,464	$10,638
9/30/2017	$12,063	$12,576	$10,587
10/31/2017	$12,176	$12,625	$10,593
11/30/2017	$12,187	$12,591	$10,580
12/31/2017	$12,257	$12,628	$10,628
1/31/2018	$12,372	$12,709	$10,506
2/28/2018	$12,207	$12,591	$10,406
3/31/2018	$12,132	$12,513	$10,473
4/30/2018	$12,114	$12,596	$10,395
5/31/2018	$12,159	$12,594	$10,469
6/30/2018	$12,127	$12,638	$10,456
7/31/2018	$12,216	$12,779	$10,459
8/31/2018	$12,352	$12,871	$10,526
9/30/2018	$12,397	$12,946	$10,458
10/31/2018	$12,076	$12,734	$10,376
11/30/2018	$12,015	$12,619	$10,438
12/31/2018	$11,788	$12,342	$10,629
1/31/2019	$12,229	$12,909	$10,742
2/28/2019	$12,402	$13,127	$10,736
3/31/2019	$12,590	$13,255	$10,942
4/30/2019	$12,730	$13,441	$10,945
5/31/2019	$12,709	$13,270	$11,139
6/30/2019	$13,042	$13,595	$11,279
7/31/2019	$13,117	$13,665	$11,304
8/31/2019	$13,176	$13,718	$11,597
9/30/2019	$13,120	$13,762	$11,535
10/31/2019	$13,162	$13,794	$11,570
11/30/2019	$13,186	$13,831	$11,564
12/31/2019	$13,374	$14,120	$11,556
1/31/2020	$13,498	$14,121	$11,778
2/29/2020	$13,424	$13,902	$11,990
3/31/2020	$11,767	$12,266	$11,920
4/30/2020	$12,246	$12,732	$12,132
5/31/2020	$12,742	$13,310	$12,188
6/30/2020	$12,954	$13,437	$12,265
7/31/2020	$13,466	$14,074	$12,448
8/31/2020	$13,677	$14,215	$12,348
9/30/2020	$13,532	$14,068	$12,341
10/31/2020	$13,606	$14,131	$12,286
11/30/2020	$14,123	$14,697	$12,406
12/31/2020	$14,365	$14,978	$12,423
1/31/2021	$14,421	$15,036	$12,334
2/28/2021	$14,565	$15,088	$12,156
3/31/2021	$14,484	$15,114	$12,005
4/30/2021	$14,644	$15,280	$12,099
5/31/2021	$14,669	$15,324	$12,139
6/30/2021	$14,797	$15,532	$12,224
7/31/2021	$14,837	$15,587	$12,361
8/31/2021	$14,912	$15,673	$12,337
9/30/2021	$14,812	$15,679	$12,230
10/31/2021	$14,904	$15,650	$12,227
11/30/2021	$14,840	$15,488	$12,263
12/31/2021	$14,826	$15,779	$12,232
1/31/2022	$14,351	$15,346	$11,968
2/28/2022	$14,162	$15,209	$11,835
3/31/2022	$13,943	$15,070	$11,506
4/30/2022	$13,542	$14,522	$11,069
5/31/2022	$13,509	$14,557	$11,141
6/30/2022	$12,857	$13,565	$10,966
7/31/2022	$13,313	$14,383	$11,234
8/31/2022	$13,114	$14,041	$10,917
9/30/2022	$12,613	$13,478	$10,445
10/31/2022	$12,822	$13,862	$10,310
11/30/2022	$13,092	$14,122	$10,689
12/31/2022	$12,939	$14,018	$10,641
1/31/2023	$13,341	$14,566	$10,968
2/28/2023	$13,076	$14,380	$10,684
3/31/2023	$13,169	$14,540	$10,956
4/30/2023	$13,241	$14,683	$11,022
5/31/2023	$13,033	$14,544	$10,902
6/30/2023	$13,202	$14,782	$10,863
7/31/2023	$13,316	$14,994	$10,856
8/31/2023	$13,221	$15,039	$10,786
9/30/2023	$13,013	$14,863	$10,512
10/31/2023	$12,862	$14,679	$10,346
11/30/2023	$13,406	$15,350	$10,815
12/31/2023	$13,819	$15,917	$11,229
1/31/2024	$13,866	$15,921	$11,198
2/29/2024	$13,911	$15,968	$11,040
3/31/2024	$14,097	$16,160	$11,142
4/30/2024	$13,927	$15,999	$10,860
5/31/2024	$14,137	$16,182	$11,044
6/30/2024	$14,207	$16,339	$11,149
7/31/2024	$14,418	$16,661	$11,409
8/31/2024	$14,650	$16,927	$11,573
9/30/2024	$14,883	$17,204	$11,728
10/31/2024	$14,686	$17,110	$11,437
11/30/2024	$14,920	$17,308	$11,558
12/31/2024	$14,747	$17,234	$11,369
1/31/2025	$14,966	$17,473	$11,430
2/28/2025	$15,063	$17,588	$11,681
3/31/2025	$14,867	$17,400	$11,685
4/30/2025	$14,795	$17,402	$11,731
5/31/2025	$14,955	$17,695	$11,647
6/30/2025	$15,305	$18,025	$11,826
7/31/2025	$15,338	$18,098	$11,795
8/31/2025	$15,608	$18,320	$11,936
9/30/2025	$15,770	$18,461	$12,067
10/31/2025	$15,868	$18,499	$12,142
11/30/2025	$15,944	$18,592	$12,217
12/31/2025	$15,999	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.49%	2.18%	4.81%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LBNSX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8701-R4

02/26

Class R5

LBNTX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$59	0.57%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.62%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,797	$9,842	$10,138
2/29/2016	$9,784	$9,888	$10,210
3/31/2016	$10,169	$10,325	$10,303
4/30/2016	$10,444	$10,737	$10,343
5/31/2016	$10,501	$10,815	$10,345
6/30/2016	$10,628	$10,932	$10,531
7/31/2016	$10,909	$11,208	$10,598
8/31/2016	$11,082	$11,458	$10,586
9/30/2016	$11,127	$11,532	$10,580
10/31/2016	$11,099	$11,568	$10,499
11/30/2016	$11,130	$11,522	$10,250
12/31/2016	$11,262	$11,749	$10,265
1/31/2017	$11,435	$11,907	$10,285
2/28/2017	$11,595	$12,092	$10,354
3/31/2017	$11,583	$12,067	$10,349
4/30/2017	$11,699	$12,203	$10,428
5/31/2017	$11,788	$12,312	$10,509
6/30/2017	$11,817	$12,325	$10,498
7/31/2017	$11,978	$12,467	$10,543
8/31/2017	$12,022	$12,464	$10,638
9/30/2017	$12,124	$12,576	$10,587
10/31/2017	$12,240	$12,625	$10,593
11/30/2017	$12,268	$12,591	$10,580
12/31/2017	$12,327	$12,628	$10,628
1/31/2018	$12,446	$12,709	$10,506
2/28/2018	$12,295	$12,591	$10,406
3/31/2018	$12,207	$12,513	$10,473
4/30/2018	$12,207	$12,596	$10,395
5/31/2018	$12,239	$12,594	$10,469
6/30/2018	$12,209	$12,638	$10,456
7/31/2018	$12,302	$12,779	$10,459
8/31/2018	$12,457	$12,871	$10,526
9/30/2018	$12,490	$12,946	$10,458
10/31/2018	$12,167	$12,734	$10,376
11/30/2018	$12,107	$12,619	$10,438
12/31/2018	$11,879	$12,342	$10,629
1/31/2019	$12,328	$12,909	$10,742
2/28/2019	$12,506	$13,127	$10,736
3/31/2019	$12,699	$13,255	$10,942
4/30/2019	$12,843	$13,441	$10,945
5/31/2019	$12,824	$13,270	$11,139
6/30/2019	$13,164	$13,595	$11,279
7/31/2019	$13,243	$13,665	$11,304
8/31/2019	$13,306	$13,718	$11,597
9/30/2019	$13,252	$13,762	$11,535
10/31/2019	$13,297	$13,794	$11,570
11/30/2019	$13,324	$13,831	$11,564
12/31/2019	$13,517	$14,120	$11,556
1/31/2020	$13,646	$14,121	$11,778
2/29/2020	$13,574	$13,902	$11,990
3/31/2020	$11,909	$12,266	$11,920
4/30/2020	$12,398	$12,732	$12,132
5/31/2020	$12,904	$13,310	$12,188
6/30/2020	$13,122	$13,437	$12,265
7/31/2020	$13,629	$14,074	$12,448
8/31/2020	$13,863	$14,215	$12,348
9/30/2020	$13,701	$14,068	$12,341
10/31/2020	$13,779	$14,131	$12,286
11/30/2020	$14,308	$14,697	$12,406
12/31/2020	$14,558	$14,978	$12,423
1/31/2021	$14,617	$15,036	$12,334
2/28/2021	$14,766	$15,088	$12,156
3/31/2021	$14,687	$15,114	$12,005
4/30/2021	$14,853	$15,280	$12,099
5/31/2021	$14,899	$15,324	$12,139
6/30/2021	$15,015	$15,532	$12,224
7/31/2021	$15,059	$15,587	$12,361
8/31/2021	$15,138	$15,673	$12,337
9/30/2021	$15,039	$15,679	$12,230
10/31/2021	$15,153	$15,650	$12,227
11/30/2021	$15,074	$15,488	$12,263
12/31/2021	$15,062	$15,779	$12,232
1/31/2022	$14,581	$15,346	$11,968
2/28/2022	$14,408	$15,209	$11,835
3/31/2022	$14,187	$15,070	$11,506
4/30/2022	$13,762	$14,522	$11,069
5/31/2022	$13,731	$14,557	$11,141
6/30/2022	$13,066	$13,565	$10,966
7/31/2022	$13,536	$14,383	$11,234
8/31/2022	$13,335	$14,041	$10,917
9/30/2022	$12,844	$13,478	$10,445
10/31/2022	$13,060	$13,862	$10,310
11/30/2022	$13,320	$14,122	$10,689
12/31/2022	$13,185	$14,018	$10,641
1/31/2023	$13,599	$14,566	$10,968
2/28/2023	$13,330	$14,380	$10,684
3/31/2023	$13,427	$14,540	$10,956
4/30/2023	$13,485	$14,683	$11,022
5/31/2023	$13,294	$14,544	$10,902
6/30/2023	$13,469	$14,782	$10,863
7/31/2023	$13,588	$14,994	$10,856
8/31/2023	$13,494	$15,039	$10,786
9/30/2023	$13,282	$14,863	$10,512
10/31/2023	$13,130	$14,679	$10,346
11/30/2023	$13,691	$15,350	$10,815
12/31/2023	$14,117	$15,917	$11,229
1/31/2024	$14,168	$15,921	$11,198
2/29/2024	$14,197	$15,968	$11,040
3/31/2024	$14,410	$16,160	$11,142
4/30/2024	$14,239	$15,999	$10,860
5/31/2024	$14,436	$16,182	$11,044
6/30/2024	$14,531	$16,339	$11,149
7/31/2024	$14,751	$16,661	$11,409
8/31/2024	$14,992	$16,927	$11,573
9/30/2024	$15,213	$17,204	$11,728
10/31/2024	$15,035	$17,110	$11,437
11/30/2024	$15,258	$17,308	$11,558
12/31/2024	$15,104	$17,234	$11,369
1/31/2025	$15,331	$17,473	$11,430
2/28/2025	$15,412	$17,588	$11,681
3/31/2025	$15,235	$17,400	$11,685
4/30/2025	$15,164	$17,402	$11,731
5/31/2025	$15,331	$17,695	$11,647
6/30/2025	$15,694	$18,025	$11,826
7/31/2025	$15,732	$18,098	$11,795
8/31/2025	$16,012	$18,320	$11,936
9/30/2025	$16,160	$18,461	$12,067
10/31/2025	$16,287	$18,499	$12,142
11/30/2025	$16,345	$18,592	$12,217
12/31/2025	$16,405	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	8.62%	2.42%	5.07%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LBNTX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8733-R5

02/26

Class R6

LBNVX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.48%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.88%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,798	$9,842	$10,138
2/29/2016	$9,772	$9,888	$10,210
3/31/2016	$10,158	$10,325	$10,303
4/30/2016	$10,434	$10,737	$10,343
5/31/2016	$10,491	$10,815	$10,345
6/30/2016	$10,619	$10,932	$10,531
7/31/2016	$10,899	$11,208	$10,598
8/31/2016	$11,074	$11,458	$10,586
9/30/2016	$11,119	$11,532	$10,580
10/31/2016	$11,092	$11,568	$10,499
11/30/2016	$11,124	$11,522	$10,250
12/31/2016	$11,256	$11,749	$10,265
1/31/2017	$11,430	$11,907	$10,285
2/28/2017	$11,576	$12,092	$10,354
3/31/2017	$11,579	$12,067	$10,349
4/30/2017	$11,696	$12,203	$10,428
5/31/2017	$11,785	$12,312	$10,509
6/30/2017	$11,815	$12,325	$10,498
7/31/2017	$11,977	$12,467	$10,543
8/31/2017	$12,007	$12,464	$10,638
9/30/2017	$12,125	$12,576	$10,587
10/31/2017	$12,242	$12,625	$10,593
11/30/2017	$12,256	$12,591	$10,580
12/31/2017	$12,330	$12,628	$10,628
1/31/2018	$12,450	$12,709	$10,506
2/28/2018	$12,285	$12,591	$10,406
3/31/2018	$12,212	$12,513	$10,473
4/30/2018	$12,198	$12,596	$10,395
5/31/2018	$12,246	$12,594	$10,469
6/30/2018	$12,217	$12,638	$10,456
7/31/2018	$12,310	$12,779	$10,459
8/31/2018	$12,451	$12,871	$10,526
9/30/2018	$12,500	$12,946	$10,458
10/31/2018	$12,177	$12,734	$10,376
11/30/2018	$12,118	$12,619	$10,438
12/31/2018	$11,891	$12,342	$10,629
1/31/2019	$12,341	$12,909	$10,742
2/28/2019	$12,519	$13,127	$10,736
3/31/2019	$12,714	$13,255	$10,942
4/30/2019	$12,859	$13,441	$10,945
5/31/2019	$12,841	$13,270	$11,139
6/30/2019	$13,182	$13,595	$11,279
7/31/2019	$13,261	$13,665	$11,304
8/31/2019	$13,325	$13,718	$11,597
9/30/2019	$13,271	$13,762	$11,535
10/31/2019	$13,317	$13,794	$11,570
11/30/2019	$13,329	$13,831	$11,564
12/31/2019	$13,523	$14,120	$11,556
1/31/2020	$13,669	$14,121	$11,778
2/29/2020	$13,597	$13,902	$11,990
3/31/2020	$11,930	$12,266	$11,920
4/30/2020	$12,421	$12,732	$12,132
5/31/2020	$12,929	$13,310	$12,188
6/30/2020	$13,131	$13,437	$12,265
7/31/2020	$13,657	$14,074	$12,448
8/31/2020	$13,875	$14,215	$12,348
9/30/2020	$13,731	$14,068	$12,341
10/31/2020	$13,810	$14,131	$12,286
11/30/2020	$14,341	$14,697	$12,406
12/31/2020	$14,592	$14,978	$12,423
1/31/2021	$14,652	$15,036	$12,334
2/28/2021	$14,802	$15,088	$12,156
3/31/2021	$14,723	$15,114	$12,005
4/30/2021	$14,891	$15,280	$12,099
5/31/2021	$14,920	$15,324	$12,139
6/30/2021	$15,055	$15,532	$12,224
7/31/2021	$15,099	$15,587	$12,361
8/31/2021	$15,179	$15,673	$12,337
9/30/2021	$15,081	$15,679	$12,230
10/31/2021	$15,179	$15,650	$12,227
11/30/2021	$15,100	$15,488	$12,263
12/31/2021	$15,108	$15,779	$12,232
1/31/2022	$14,625	$15,346	$11,968
2/28/2022	$14,434	$15,209	$11,835
3/31/2022	$14,214	$15,070	$11,506
4/30/2022	$13,807	$14,522	$11,069
5/31/2022	$13,777	$14,557	$11,141
6/30/2022	$13,111	$13,565	$10,966
7/31/2022	$13,583	$14,383	$11,234
8/31/2022	$13,382	$14,041	$10,917
9/30/2022	$12,890	$13,478	$10,445
10/31/2022	$13,089	$13,862	$10,310
11/30/2022	$13,369	$14,122	$10,689
12/31/2022	$13,216	$14,018	$10,641
1/31/2023	$13,651	$14,566	$10,968
2/28/2023	$13,362	$14,380	$10,684
3/31/2023	$13,481	$14,540	$10,956
4/30/2023	$13,539	$14,683	$11,022
5/31/2023	$13,348	$14,544	$10,902
6/30/2023	$13,505	$14,782	$10,863
7/31/2023	$13,625	$14,994	$10,856
8/31/2023	$13,552	$15,039	$10,786
9/30/2023	$13,321	$14,863	$10,512
10/31/2023	$13,169	$14,679	$10,346
11/30/2023	$13,753	$15,350	$10,815
12/31/2023	$14,163	$15,917	$11,229
1/31/2024	$14,215	$15,921	$11,198
2/29/2024	$14,266	$15,968	$11,040
3/31/2024	$14,460	$16,160	$11,142
4/30/2024	$14,290	$15,999	$10,860
5/31/2024	$14,509	$16,182	$11,044
6/30/2024	$14,606	$16,339	$11,149
7/31/2024	$14,828	$16,661	$11,409
8/31/2024	$15,050	$16,927	$11,573
9/30/2024	$15,295	$17,204	$11,728
10/31/2024	$15,096	$17,110	$11,437
11/30/2024	$15,342	$17,308	$11,558
12/31/2024	$15,167	$17,234	$11,369
1/31/2025	$15,397	$17,473	$11,430
2/28/2025	$15,501	$17,588	$11,681
3/31/2025	$15,324	$17,400	$11,685
4/30/2025	$15,254	$17,402	$11,731
5/31/2025	$15,423	$17,695	$11,647
6/30/2025	$15,789	$18,025	$11,826
7/31/2025	$15,829	$18,098	$11,795
8/31/2025	$16,090	$18,320	$11,936
9/30/2025	$16,262	$18,461	$12,067
10/31/2025	$16,369	$18,499	$12,142
11/30/2025	$16,451	$18,592	$12,217
12/31/2025	$16,513	$18,714	$12,199

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	8.88%	2.50%	5.14%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2025)

Total Net Assets	$23,018,359,961
# of Portfolio Holdings	897
Portfolio Turnover Rate	310%
Total Advisory Fees Paid	$90,619,125

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.70%
Common Stocks	5.54%
Corporate Bonds	62.98%
Floating Rate Loans	1.93%
Foreign Government Obligations	7.16%
Government Sponsored Enterprises Pass-Throughs	10.57%
Investments in Underlying Funds	1.25%
Municipal Bonds	0.45%
Non-Agency Commercial Mortgage-Backed Securities	5.49%
Preferred Stocks	0.15%
Repurchase Agreements	0.29%
Money Market FundsFootnote Reference(a)	1.34%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LBNVX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2025

lordabbett.com/FundDocuments

TSR-A-8765-R6

02/26

(b) Not applicable.

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$83,000	$83,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	83,000	83,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	32,400	- 0 -

Total Fees	$115,400	$83,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

●	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
●	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	$250,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Directors did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Bond Debenture Fund

For the fiscal year ended December 31, 2025

Table of Contents

1	Schedule of Investments (Item 7)

46	Statement of Assets and Liabilities (Item 7)

48	Statement of Operations (Item 7)

49	Statements of Changes in Net Assets (Item 7)

50	Financial Highlights (Item 7)

54	Notes to Financial Statements (Item 7)

74	Report of Independent Registered Public Accounting Firm (Item 7)

75	Changes in and Disagreements with Accountants (Item 8)

75	Proxy Disclosures (Item 9)

75	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 109.52%

ASSET-BACKED SECURITIES 3.01%

Automobiles 0.40%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$565,666	$565,589
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	16,965,000	17,055,641
Exeter Automobile Receivables Trust Series 2025-5A Class C	4.68%		3/15/2032	33,730,000	33,862,991
Exeter Automobile Receivables Trust Series 2025-5A Class D	5.16%		3/15/2032	28,335,000	28,558,345
First Investors Auto Owner Trust Series 2025-1A Class D†	5.22%		12/15/2033	13,195,000	13,273,180
Total					93,315,746

Credit Card 0.58%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	19,047,000	19,101,196
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	33,925,000	34,444,456
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	48,500,000	48,737,650	(a)
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	30,000,000	30,197,964
Total					132,481,266

Other 2.03%
AIMCO CLO 15 Ltd. Series 2021-15A Class SUB†	Zero Coupon	#(b)	4/17/2038	15,000,000	8,156,250
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	5.659% (1 mo. USD Term SOFR + 1.93%	)#	1/20/2041	25,386,000	25,476,581
Ballyrock CLO 28 Ltd. Series 2024-28A Class SUB†	7.858%	#(b)	1/20/2038	12,400,000	8,846,272
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero Coupon	#(b)	4/15/2038	29,500,000	24,718,168	(a)
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	23,815,312	24,108,336
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	25,395,000	25,552,104
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,330,000	28,569,258
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	19,790,000	20,104,613

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	$20,930,435	$21,321,586
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	8,558,601	8,302,645
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	13,178,188	13,651,859
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	18,335,000	18,311,674
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	21,675,675	21,584,800
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	6,430,463	6,658,146
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	17,616,875	17,998,129
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	29,823,213	30,288,180
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	22,375,000	22,558,701
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	21,423,308	21,408,686
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.195% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	25,921,000	25,929,790
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	7,129,979	7,418,883
Sycamore Tree CLO Ltd. Series 2025-7A Class D1†	7.282% (3 mo. USD Term SOFR + 3.00%	)#	8/28/2038	8,580,000	8,597,160
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	14,500,744	14,577,907
Wingstop Funding LLC Series 2020-1A Class A2†	2.841%		12/5/2050	25,092,875	24,336,771
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%		12/5/2054	19,375,000	19,946,121
Wise CLO Ltd. Series 2025-4A Class C†	6.193% (3 mo. USD Term SOFR + 1.96%	)#	9/20/2038	8,850,000	8,859,337
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	9,247,938	9,439,322
Total					466,721,279
Total Asset-Backed Securities (cost $691,724,841)					692,518,291

				Shares
COMMON STOCKS 6.18%

Aerospace & Defense 0.35%
ATI, Inc.*				254,004	29,149,499
Embraer SA ADR				424,032	27,294,940
Woodward, Inc.				77,678	23,483,613
Total					79,928,052

2	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Air Freight & Logistics 0.22%
CH Robinson Worldwide, Inc.	171,211	$27,523,880
Expeditors International of Washington, Inc.	152,186	22,677,236
Total		50,201,116

Automobiles 0.12%
Tesla, Inc.*	63,719	28,655,709

Banks 0.10%
NU Holdings Ltd. Class A (Brazil)*(c)	1,366,290	22,871,695

Beverages 0.10%
Monster Beverage Corp.*	301,129	23,087,560

Biotechnology 0.20%
Natera, Inc.*	101,717	23,302,348
Rhythm Pharmaceuticals, Inc.*	211,900	22,681,776
Total		45,984,124

Building Products 0.11%
Armstrong World Industries, Inc.	126,851	24,241,226

Capital Markets 0.11%
Cboe Global Markets, Inc.	98,982	24,844,482

Communications Equipment 0.12%
Ciena Corp.*	120,981	28,293,826

Consumer Finance 0.11%
OneMain Holdings, Inc.	370,954	25,057,943

Consumer Staples Distribution & Retail 0.08%
Dollar General Corp.	133,162	17,679,919

Diversified Telecommunication Services 0.04%
Luxco Co. Ltd.*(d)	561,251	10,108,097

Electric: Utilities 0.23%
Frontera Generation Holdings LLC*	125,994	1,826,913
IDACORP, Inc.	212,019	26,833,125
NextEra Energy, Inc.	311,097	24,974,867
Total		53,634,905

Electrical Equipment 0.43%
GE Vernova, Inc.	44,987	29,402,153
Nextpower, Inc. Class A*	281,891	24,555,525

See Notes to Financial Statements.	3

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Electrical Equipment (continued)
Powell Industries, Inc.	74,106	$23,623,511
Rockwell Automation, Inc.	57,068	22,203,447
Total		99,784,636

Entertainment 0.13%
Madison Square Garden Entertainment Corp.*	237,791	12,814,557
TKO Group Holdings, Inc.	85,601	17,890,609
Total		30,705,166

Financial Services 0.10%
Affirm Holdings, Inc.*	293,407	21,838,283

Ground Transportation 0.12%
JB Hunt Transport Services, Inc.	142,675	27,727,459

Health Care Equipment & Supplies 0.25%
Artivion, Inc.*	234,895	10,713,561
IDEXX Laboratories, Inc.*	35,004	23,681,256
Intuitive Surgical, Inc.*	42,335	23,976,851
Total		58,371,668

Health Care Providers & Services 0.10%
Guardant Health, Inc.*	229,260	23,416,616

Hotels, Restaurants & Leisure 0.32%
Expedia Group, Inc.	70,755	20,045,599
InterContinental Hotels Group PLC ADR(e)	180,725	25,451,502
Viking Holdings Ltd.*	406,085	28,998,530
Total		74,495,631

Household Durables 0.09%
DR Horton, Inc.	147,430	21,234,343

Information Technology Services 0.19%
Snowflake, Inc.*	103,234	22,645,410
Twilio, Inc. Class A*	142,664	20,292,528
Total		42,937,938

Interactive Media & Services 0.11%
Reddit, Inc. Class A*	109,379	25,142,951

Machinery 0.25%
Caterpillar, Inc.	59,036	33,819,953
Symbotic, Inc.*	380,463	22,637,549
Total		56,457,502

4	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
Metals & Mining 0.69%
Fresnillo PLC(d)	484,685	$21,612,321
Harmony Gold Mining Co. Ltd. ADR	1,115,139	22,191,266
Sibanye Stillwater Ltd. ADR*	2,221,118	31,650,932
Southern Copper Corp.	232,675	33,381,882
Steel Dynamics, Inc.	147,432	24,982,352
Vale SA ADR	1,997,360	26,025,601
Total		159,844,354

Miscellaneous Financials 0.01%
Utex Industries*	113,840	3,329,820

Oil, Gas & Consumable Fuels 0.11%
APA Corp.	1,037,364	25,373,923

Personal Care Products 0.04%
Anastasia Parent LLC*	152,350	2,856,562
Gibson Brands Private Equity*	106,902	6,948,630
Total		9,805,192

Pharmaceuticals 0.21%
Galderma Group AG(d)	111,277	22,659,633
Roche Holding AG(d)	61,826	25,532,293
Total		48,191,926

Semiconductors & Semiconductor Equipment 0.28%
Credo Technology Group Holding Ltd.*	172,266	24,787,354
SolarEdge Technologies, Inc. (Israel)*(c)(e)	732,734	21,139,376
Teradyne, Inc.	95,114	18,410,266
Total		64,336,996

Software 0.33%
AppLovin Corp. Class A*	28,535	19,227,453
JFrog Ltd.*	516,950	32,288,697
Palantir Technologies, Inc. Class A*	137,909	24,513,325
Total		76,029,475

Specialty Retail 0.26%
Aritzia, Inc.*(d)	141,235	12,075,282
Boot Barn Holdings, Inc.*	142,664	25,175,916
Carvana Co.*	52,310	22,075,866
Claire’s Holdings LLC*	15,164	0	(f)
Total		59,327,064

See Notes to Financial Statements.	5

Schedule of Investments (continued)

December 31, 2025

Investments			Shares	Fair Value
Textiles, Apparel & Luxury Goods 0.14%
Cie Financiere Richemont SA Class A(d)(g)			33,289	$7,178,803
Tapestry, Inc.			190,230	24,305,687
Total				31,484,490

Tobacco 0.12%
Turning Point Brands, Inc.			249,671	27,064,336

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*			28,712	1,349,464
Total Common Stocks (cost $1,377,271,832)				1,422,837,887

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 70.22%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029	$23,066,000	22,924,289

Aerospace/Defense 1.73%
ATI, Inc.	7.25%	8/15/2030	30,258,000	31,984,733
Boeing Co.	5.805%	5/1/2050	21,979,000	21,651,102
Boeing Co.	6.528%	5/1/2034	50,319,000	55,688,546
Bombardier, Inc. (Canada)†(c)	7.50%	2/1/2029	21,384,000	22,313,477
Czechoslovak Group AS (Czechia)†(c)	6.50%	1/10/2031	21,327,000	21,935,025
Czechoslovak Group AS (Czechia)(c)	6.50%	1/10/2031	26,122,000	26,866,729
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(c)	7.50%	2/15/2032	39,324,000	39,815,353
Embraer Netherlands Finance BV (Netherlands)(c)	5.40%	1/9/2038	31,565,000	31,258,820
HEICO Corp.	5.35%	8/1/2033	23,809,000	24,730,952
TransDigm, Inc.	4.625%	1/15/2029	44,257,000	44,002,093
TransDigm, Inc.†	6.00%	1/15/2033	21,948,000	22,480,897
TransDigm, Inc.†	6.75%	1/31/2034	22,756,000	23,719,016
TransDigm, Inc.†	6.875%	12/15/2030	31,150,000	32,614,881
Total				399,061,624

Agriculture 0.38%
BAT Capital Corp.	7.75%	10/19/2032	20,427,000	23,915,162
Imperial Brands Finance PLC (United Kingdom)†(c)(e)	5.625%	7/1/2035	16,234,000	16,695,432
Japan Tobacco, Inc. (Japan)†(c)	5.85%	6/15/2035	30,426,000	32,491,625
JT International Financial Services BV (Netherlands)†(c)	6.875%	10/24/2032	12,475,000	13,998,700
Total				87,100,919

6	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Airlines 1.87%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	$21,154,359	$21,292,226
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	10,079,542	9,754,232
American Airlines Pass-Through Trust Class A	4.90%	11/11/2039	18,002,000	17,924,194
American Airlines Pass-Through Trust Class B	5.65%	5/11/2036	11,984,000	12,058,942
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	132,933,103	135,451,388
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%	10/20/2031	33,758,000	34,074,371
British Airways Pass-Through Trust Class AA (United Kingdom)†(c)	3.30%	6/15/2034	11,157,435	10,557,721
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,635,081	29,819,996
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	38,710,000	39,032,695
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	9,611,221	8,953,733
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	11,613,523	11,826,815
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	42,535,083	43,874,869
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	22,434,221	23,514,951
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	16,249,007	16,672,707
United Airlines, Inc.†	4.625%	4/15/2029	14,775,000	14,721,331
Total				429,530,171

Apparel 0.24%
Gildan Activewear, Inc. (Canada)†(c)	5.40%	10/7/2035	22,807,000	22,768,310
William Carter Co.†	7.375%	2/15/2031	32,277,000	33,411,601
Total				56,179,911

Auto Manufacturers 1.18%
Allison Transmission, Inc.†	3.75%	1/30/2031	24,669,000	23,245,768
Aston Martin Capital Holdings Ltd. (United Kingdom)†(c)	10.00%	3/31/2029	32,169,000	29,965,301
Ford Motor Credit Co. LLC	3.625%	6/17/2031	10,951,000	10,037,903
Ford Motor Credit Co. LLC	6.125%	3/8/2034	22,804,000	23,182,630
General Motors Financial Co., Inc.	5.45%	9/6/2034	21,269,000	21,584,190
Nissan Motor Acceptance Co. LLC†	5.30%	9/13/2027	4,906,000	4,916,177
Nissan Motor Acceptance Co. LLC†	6.125%	9/30/2030	33,247,000	33,276,078
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	7,763,000	8,057,251
Nissan Motor Co. Ltd. (Japan)†(c)	4.345%	9/17/2027	12,134,000	11,978,376
Nissan Motor Co. Ltd. (Japan)†(c)	4.81%	9/17/2030	66,482,000	62,719,167
Nissan Motor Co. Ltd. (Japan)†(c)	7.75%	7/17/2032	18,465,000	19,630,333
Nissan Motor Co. Ltd. (Japan)†(c)	8.125%	7/17/2035	22,492,000	23,920,745
Total				272,513,919

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Parts & Equipment 0.80%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032		$20,857,000	$21,640,962
Forvia SE (France)†(c)	6.75%		9/15/2033		21,920,000	22,647,648
Goodyear Tire & Rubber Co.(e)	6.625%		7/15/2030		16,946,000	17,365,922
Tenneco, Inc.†	8.00%		11/17/2028		32,145,000	32,269,718
ZF North America Capital, Inc.†	6.75%		4/23/2030		22,555,000	22,303,545
ZF North America Capital, Inc.†	6.875%		4/14/2028		21,422,000	21,942,458
ZF North America Capital, Inc.†	7.125%		4/14/2030		44,919,000	45,358,937
Total						183,529,190

Banks 5.33%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		34,400,000	31,511,823
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(c)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		51,057,000	0	(f)
ANZ Bank New Zealand Ltd. (New Zealand)†(c)(e)	5.898% (5 yr. CMT + 1.50%	)#	7/10/2034		17,739,000	18,442,032
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		21,624,000	22,476,306
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	6.742%		12/8/2032		49,324,000	54,630,996
Banc of California	3.25% (3 mo. USD Term SOFR + 2.52%	)#	5/1/2031		17,879,000	16,772,290
Banco Santander SA (Spain)(c)	8.00% (5 yr. CMT + 3.91%	)#	–	(h)	13,400,000	14,833,076
Bank OZK(e)	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		39,957,000	37,659,473
Barclays PLC (United Kingdom)(c)(e)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%	)#	–	(h)	22,112,000	23,684,207
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		21,627,000	23,410,968
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		22,233,000	24,603,987
BOKF NA	6.108% (5 yr. CMT + 2.00%	)#	11/6/2040		16,285,000	16,612,545
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(h)	25,754,000	26,572,205
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		20,706,000	21,600,558

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Credit Agricole SA (France)†(c)	4.75% (5 yr. CMT + 3.24%	)#	–	(h)	$60,097,000	$58,440,937
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		63,725,000	70,041,042
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		24,552,000	25,053,057
First Citizens BancShares, Inc.	7.00% (5 yr. CMT + 3.30%	)#	–	(h)	44,998,000	46,040,109
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031		17,030,000	17,618,343
First Republic Bank	4.375%		8/1/2046		20,817,000	54,124
First Republic Bank	4.625%		2/13/2047		15,410,000	40,066
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	52,170,393
FNB Corp.	5.722% (SOFR + 1.93%	)#	12/11/2030		25,429,000	25,975,346
Freedom Mortgage Corp.†	12.25%		10/1/2030		7,725,000	8,573,114
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(h)	22,552,000	23,542,920
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		22,552,000	21,358,735
HSBC Holdings PLC (United Kingdom)(c)(e)	6.95% (5 yr. CMT + 3.19%	)#	–	(h)	21,818,000	22,972,434
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		30,918,000	32,313,471
Huntington Bancshares, Inc.(e)	6.25% (5 yr. CMT + 2.65%	)#	–	(h)	16,624,000	16,702,798
Lloyds Banking Group PLC (United Kingdom)(c)(e)	6.625% (5 yr. CMT + 2.68%	)#	–	(h)	20,798,000	20,774,371
Macquarie Bank Ltd. (United Kingdom)(c)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(h)	10,748,000	10,939,024
NatWest Group PLC (United Kingdom)(c)	8.125% (5 yr. CMT + 3.75%	)#	–	(h)	22,107,000	24,936,829
Nordea Bank Abp (Finland)†(c)(e)	6.30% (5 yr. CMT + 2.66%	)#	–	(h)	12,996,000	13,324,838
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(h)	24,327,000	23,867,444
Regions Financial Corp.	5.502% (SOFR + 2.06%	)#	9/6/2035		18,018,000	18,582,664
Societe Generale SA (France)†(c)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		20,817,000	22,011,630
Standard Chartered PLC (United Kingdom)†(c)(e)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		27,561,000	29,541,533

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(h)	$25,847,000	$26,797,756
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	6.60% (5 yr. CMT + 2.28%	)#	–	(h)	12,726,000	13,171,766
Synovus Financial Corp.	6.168% (SOFR + 2.35%	)#	11/1/2030		18,009,000	18,721,752
Toronto-Dominion Bank (Canada)(c)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		21,086,000	21,461,984
UBS Group AG (Switzerland)†(c)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(h)	24,139,000	24,768,473
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.75%	)#	–	(h)	24,151,000	26,570,906
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.76%	)#	–	(h)	13,301,000	15,606,422
UniCredit SpA (Italy)†(c)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		45,208,000	48,508,729
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	34,395,354
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		57,945,000	55,841,017
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035		21,981,000	23,408,808
Total						1,226,938,655

Beverages 0.12%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		14,731,000	15,027,442
Coca-Cola Femsa SAB de CV (Mexico)(c)	5.10%		5/6/2035		13,391,000	13,608,357
Total						28,635,799

Biotechnology 0.43%
Genmab AS/Genmab Finance LLC (Denmark)†(c)	6.25%		12/15/2032		21,978,000	22,539,352
Genmab AS/Genmab Finance LLC (Denmark)†(c)	7.25%		12/15/2033		26,047,000	27,381,958
Illumina, Inc.	4.75%		12/12/2030		16,300,000	16,460,511
Royalty Pharma PLC	5.40%		9/2/2034		32,027,000	32,832,585
Total						99,214,406

Building Materials 1.29%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		27,943,000	13,409,321
Amrize Finance U.S. LLC	5.40%		4/7/2035		12,616,000	13,017,113
Builders FirstSource, Inc.†	4.25%		2/1/2032		24,490,000	23,340,473
Builders FirstSource, Inc.†	6.375%		6/15/2032		21,666,000	22,465,051
CP Atlas Buyer, Inc.†(e)	12.75%		1/15/2031		14,066,211	13,339,701
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		77,265,000	80,569,012

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	$22,442,000	$23,672,540
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030	34,251,000	33,261,519
Quikrete Holdings, Inc.†	6.375%	3/1/2032	31,693,000	33,009,369
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	22,756,000	22,878,700
Standard Industries, Inc.†	4.375%	7/15/2030	18,055,000	17,430,033
Total				296,392,832

Chemicals 1.81%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029	35,083,341	4,210,001
ASP Unifrax Holdings, Inc.†	11.175%	9/30/2029	46,480,809	36,787,004
Cabot Corp.	5.00%	6/30/2032	32,395,000	32,980,104
Celanese U.S. Holdings LLC(e)	6.75%	4/15/2033	33,582,000	33,436,197
Celanese U.S. Holdings LLC(e)	7.20%	11/15/2033	21,886,000	23,139,872
Celanese U.S. Holdings LLC	7.375%	2/15/2034	26,503,000	26,943,623
Chemours Co.†	4.625%	11/15/2029	25,454,000	23,040,167
LYB International Finance III LLC	5.875%	1/15/2036	22,798,000	22,699,994
Ma’aden Sukuk Ltd. (Cayman Islands)†(c)	5.50%	2/13/2035	13,392,000	13,884,623
Olin Corp.(e)	5.00%	2/1/2030	22,985,000	22,621,252
Olin Corp.†	6.625%	4/1/2033	22,835,000	22,691,568
Olympus Water U.S. Holding Corp.†	4.25%	10/1/2028	23,257,000	22,593,361
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	27,168,000	27,910,035
Solstice Advanced Materials, Inc.†	5.625%	9/30/2033	33,758,000	34,075,801
Tronox, Inc.†(e)	4.625%	3/15/2029	50,792,000	35,600,950
WR Grace Holdings LLC†	6.625%	8/15/2032	34,437,000	34,901,543
Total				417,516,095

Coal 0.18%
SunCoke Energy, Inc.†	4.875%	6/30/2029	24,865,000	23,111,155
Warrior Met Coal, Inc.†	7.875%	12/1/2028	17,451,000	17,872,355
Total				40,983,510

Commercial Services 3.00%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	7.00%	5/21/2030	43,518,000	45,596,232
Allied Universal Holdco LLC†	7.875%	2/15/2031	32,804,000	34,590,957
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(e)	6.00%	6/1/2029	23,201,000	22,979,953
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030	29,031,000	30,243,080
Ashtead Capital, Inc.†	5.50%	8/11/2032	19,088,000	19,753,653

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	8.375%	6/15/2032	$63,510,000	$65,622,747
Block, Inc.	6.50%	5/15/2032	21,897,000	22,784,157
CoreCivic, Inc.	8.25%	4/15/2029	22,853,000	24,043,001
EquipmentShare.com, Inc.†	8.625%	5/15/2032	21,214,000	22,434,272
EquipmentShare.com, Inc.†	9.00%	5/15/2028	52,191,000	54,301,134
Garda World Security Corp. (Canada)†(c)	6.50%	1/15/2031	21,821,000	22,341,898
Garda World Security Corp. (Canada)†(c)	7.75%	2/15/2028	14,444,000	14,824,556
GEO Group, Inc.	8.625%	4/15/2029	31,106,000	32,738,536
Herc Holdings, Inc.†	6.00%	3/15/2034	16,453,000	16,682,465
Herc Holdings, Inc.†(e)	7.25%	6/15/2033	19,089,000	20,252,935
Hertz Corp.†(i)*	Zero Coupon	10/15/2024	16,775,000	1,174,250
Hertz Corp.†	Zero Coupon	1/15/2028	33,436,000	6,770,790
Hertz Corp.†(e)	5.00%	12/1/2029	36,220,000	24,767,238
Hertz Corp.†	12.625%	7/15/2029	60,013,000	60,571,721
ITR Concession Co. LLC†	5.183%	7/15/2035	12,438,000	12,258,632
J Paul Getty Trust	4.905%	4/1/2035	22,551,000	22,949,292
Quanta Services, Inc.	5.25%	8/9/2034	21,175,000	21,720,442
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	26,944,000	27,837,563
Rollins, Inc.	5.25%	2/24/2035	21,393,000	21,837,398
Sotheby’s†	7.375%	10/15/2027	18,248,000	18,152,610
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030	21,821,000	22,676,881
Total				689,906,393

Computers 0.72%
CACI International, Inc.†	6.375%	6/15/2033	18,625,000	19,294,172
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	73,083,000	70,193,721
NCR Atleos Corp.†	9.50%	4/1/2029	28,708,000	31,175,625
NetApp, Inc.	2.70%	6/22/2030	21,843,000	20,357,469
Western Digital Corp.(e)	3.10%	2/1/2032	27,000,000	24,914,173
Total				165,935,160

Cosmetics/Personal Care 0.31%
Opal Bidco SAS (France)†(c)	6.50%	3/31/2032	30,469,000	31,228,250
Perrigo Finance Unlimited Co. (Ireland)(c)	4.90%	6/15/2030	24,024,000	23,257,284
Perrigo Finance Unlimited Co. (Ireland)(c)	6.125%	9/30/2032	17,993,000	17,539,520
Total				72,025,054

Distribution/Wholesale 0.22%
LKQ Corp.(e)	6.25%	6/15/2033	27,041,000	29,013,927
Marubeni Corp. (Japan)†(c)(e)	5.383%	4/1/2035	20,673,000	21,372,180
Total				50,386,107

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services 4.67%
Aircastle Ltd.†	6.50%		7/18/2028		$22,558,000	$23,722,323
Ally Financial, Inc.(e)	6.70%		2/14/2033		44,941,000	47,014,650
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		25,983,000	27,370,154
Bread Financial Holdings, Inc.†	6.75%		5/15/2031		15,366,000	15,927,858
Capital One Financial Corp.(e)	5.50% (3 mo. USD Term SOFR + 3.34%	)#	–	(h)	22,406,000	22,497,304
Coinbase Global, Inc.†	3.375%		10/1/2028		46,032,000	43,888,005
Coinbase Global, Inc.†	3.625%		10/1/2031		26,748,000	23,869,527
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030		22,022,000	22,489,879
CrossCountry Intermediate HoldCo LLC†	6.75%		12/1/2032		27,378,000	27,958,742
DAE Sukuk Difc Ltd. (United Arab Emirates)†(c)	4.50%		10/16/2030		28,880,000	28,543,571
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		24,430,000	26,269,750
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		32,352,000	33,949,477
GGAM Finance Ltd. (Ireland)†(c)	8.00%		6/15/2028		41,069,000	43,519,957
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(c)(i)*	6.054% (3 mo. USD LIBOR + 5.75%	)	1/15/2015		15,000,000	0	(f)
ILFC E-Capital Trust I†	6.35%	#(b)	12/21/2065		28,720,000	24,139,467
ILFC E-Capital Trust II†	6.60%	#(b)	12/21/2065		20,873,000	18,078,310
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033		36,068,000	37,671,452
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		29,287,000	30,790,926
LPL Holdings, Inc.	5.75%		6/15/2035		16,822,000	17,325,647
LPL Holdings, Inc.(e)	6.00%		5/20/2034		30,180,000	31,826,725
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031		41,484,000	44,452,842
Navient Corp.(e)	5.50%		3/15/2029		22,621,000	22,472,518
Navient Corp.	6.75%		6/15/2026		21,670,000	21,974,767
Navient Corp.(e)	7.875%		6/15/2032		27,017,000	28,298,713
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		25,846,000	22,568,527
OneMain Finance Corp.	6.125%		5/15/2030		34,817,000	35,580,606
OneMain Finance Corp.	6.75%		9/15/2033		26,324,000	26,689,340
OneMain Finance Corp.	7.50%		5/15/2031		31,059,000	32,701,383
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		22,382,000	22,572,068
PennyMac Financial Services, Inc.†	6.875%		5/15/2032		27,348,000	28,645,523
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		21,685,000	22,879,497
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		22,745,000	24,216,209
Rocket Cos., Inc.†	6.375%		8/1/2033		31,943,000	33,344,307

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†(e)	4.00%		10/15/2033	$23,911,000	$22,232,833
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030	22,871,000	23,556,215
Synchrony Financial	7.25%		2/2/2033	51,327,000	55,178,807
UWM Holdings LLC†	6.25%		3/15/2031	34,543,000	34,504,511
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	24,820,000	26,057,823
Total					1,074,780,213

Electric 4.71%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	23,360,000	23,806,246
AES Panama Generation Holdings SRL (Panama)(c)(e)	4.375%		5/31/2030	23,477,754	22,109,001
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%	)#	4/1/2056	21,903,000	21,894,743
Alpha Generation LLC†	6.25%		1/15/2034	30,506,000	30,836,746
Alpha Generation LLC†	6.75%		10/15/2032	21,496,000	22,264,153
American Electric Power Co., Inc.	6.05% (5 yr. CMT + 1.94%	)#	3/15/2056	21,604,000	21,237,055
Calpine Corp.†	4.625%		2/1/2029	74,359,000	74,368,012
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	18,038,000	18,887,296
CenterPoint Energy, Inc.	5.95% (5 yr. CMT + 2.22%	)#	4/1/2056	19,272,000	19,476,495
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador)†(c)	8.65%		1/24/2033	21,895,000	23,515,230
Constellation Energy Generation LLC	5.60%		6/15/2042	21,992,000	22,088,493
Constellation Energy Generation LLC	5.80%		3/1/2033	28,492,000	30,425,111
Constellation Energy Generation LLC	6.25%		10/1/2039	42,389,000	46,047,063
Dominion Energy, Inc.	6.20% (5 yr. CMT + 2.01%	)#	2/15/2056	31,285,000	31,327,159
DPL LLC	4.35%		4/15/2029	27,939,000	27,621,809
Energuate Trust 2 0 (Cayman Islands)†(c)(e)	6.35%		9/15/2035	21,292,000	21,303,493
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055	31,929,000	32,788,305
Idaho Power Co.	5.20%		8/15/2034	21,255,000	21,909,923
Idaho Power Co.	5.70%		3/15/2055	25,247,000	25,260,189
Lightning Power LLC†	7.25%		8/15/2032	52,794,000	56,168,381
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	21,955,737	21,892,246
NRG Energy, Inc.†	6.00%		1/15/2036	24,526,000	24,863,683
NRG Energy, Inc.†	7.00%		3/15/2033	28,728,000	31,856,738

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(h)		$40,754,000	$44,538,865
Palomino Funding Trust I†	7.233%		5/17/2028			44,964,000	47,571,796
Puget Energy, Inc.	4.10%		6/15/2030			26,045,000	25,545,435
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054			27,019,000	27,496,818
Talen Energy Supply LLC†	6.25%		2/1/2034			14,966,000	15,271,065
Talen Energy Supply LLC†	6.50%		2/1/2036			28,870,000	29,872,212
Talen Energy Supply LLC†	8.625%		6/1/2030			24,852,000	26,323,841
Tampa Electric Co.	5.15%		3/1/2035			42,089,000	42,765,266
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%	)#	7/31/2056			22,929,000	22,866,975
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(h)		21,649,000	22,108,038
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(h)		7,229,000	7,995,137
Vistra Operations Co. LLC†	4.375%		5/1/2029			34,565,000	34,148,136
VoltaGrid LLC†	7.375%		11/1/2030			21,999,000	21,806,085
WEC Energy Group, Inc.	5.625% (5 yr. CMT + 1.91%	)#	5/15/2056			22,194,000	22,350,313
XPLR Infrastructure Operating Partners LP†(e)	8.375%		1/15/2031			20,740,000	21,806,783
Total							1,084,414,335

Electronics 0.58%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034			13,510,000	14,143,509
Flex Ltd.	5.25%		1/15/2032			18,019,000	18,374,684
Flex Ltd.	5.375%		11/13/2035			22,851,000	22,805,909
Imola Merger Corp.†	4.75%		5/15/2029			18,106,000	17,886,189
TD SYNNEX Corp.	5.30%		10/10/2035			27,001,000	26,748,984
Trimble, Inc.	6.10%		3/15/2033			31,018,000	33,411,908
Total							133,371,183

Energy-Alternate Sources 0.21%
Topaz Solar Farms LLC†	5.75%		9/30/2039			47,659,294	47,974,560

Engineering & Construction 0.79%
Corp. Quiport SA (Ecuador)†(c)	9.00%		12/15/2037			8,218,000	8,815,884
Fluor Corp.	4.25%		9/15/2028			23,125,000	22,973,274
Heathrow Finance PLC	6.625%		3/1/2031		GBP	42,080,000	57,127,672
Jacobs Engineering Group, Inc.	5.90%		3/1/2033			$27,604,000	29,144,522
MasTec, Inc.	5.90%		6/15/2029			19,917,000	20,782,036

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction (continued)
Montego Bay Airport Revenue Finance Ltd. (Cayman Islands)†(c)	6.60%		6/15/2035		$22,156,000	$22,211,168
TAV Havalimanlari Holding AS (Turkey)†(c)	8.50%		12/7/2028		20,581,000	21,525,458
Total						182,580,014

Entertainment 1.56%
Bracelet Holdings, Inc.†	9.25%		7/2/2028		34,400,000	32,848,560	(a)
Caesars Entertainment, Inc.†(e)	4.625%		10/15/2029		38,882,000	37,322,588
Caesars Entertainment, Inc.†	7.00%		2/15/2030		40,940,000	42,419,038
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%		5/1/2029		44,276,000	43,582,541
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%		4/16/2029		42,245,000	37,682,565
SeaWorld Parks & Entertainment, Inc.†	5.25%		8/15/2029		47,179,000	45,988,650
Warnermedia Holdings, Inc.	4.279%		3/15/2032		38,011,000	33,414,330
Warnermedia Holdings, Inc.	5.05%		3/15/2042		47,419,000	33,489,669
Warnermedia Holdings, Inc.	5.141%		3/15/2052		44,991,000	29,754,798
WMG Acquisition Corp.†	3.75%		12/1/2029		23,482,000	22,623,303
Total						359,126,042

Food 1.03%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		33,810,000	32,514,651
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%		3/15/2033		13,200,000	13,584,595
Alicorp SAA†	7.40%		6/16/2032	PEN	82,623,000	24,924,793
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		$13,224,000	13,851,770
Gruma SAB de CV (Mexico)†(c)	5.39%		12/9/2034		22,138,000	22,812,988
Grupo Nutresa SA (Colombia)†(c)	9.00%		5/12/2035		20,351,000	23,011,018
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		29,214,000	28,285,600
McCormick & Co., Inc.	4.95%		4/15/2033		14,652,000	14,880,353
Performance Food Group, Inc.†	6.125%		9/15/2032		33,766,000	34,851,847
Smithfield Foods, Inc.†	5.20%		4/1/2029		28,037,000	28,433,812
Total						237,151,427

Gas 0.49%
National Fuel Gas Co.	5.50%		3/15/2030		21,799,000	22,514,919
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055		21,623,000	22,406,358
Snam SpA (Italy)†(c)	5.75%		5/28/2035		23,501,000	24,590,689
Snam SpA (Italy)†(c)(e)	6.50%		5/28/2055		20,010,000	21,525,970
Southwest Gas Corp.	4.05%		3/15/2032		22,297,000	21,525,394
Total						112,563,330

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care-Products 0.19%
Bausch & Lomb Corp. (Canada)†(c)	8.375%		10/1/2028		$20,761,000	$21,695,245
VSP Optical Group, Inc.†	5.45%		12/1/2035		22,340,000	22,497,121
Total						44,192,366

Health Care-Services 1.32%
CHS/Community Health Systems, Inc.†(e)	4.75%		2/15/2031		49,099,000	43,774,724
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		44,991,000	42,336,203
Concentra Health Services, Inc.†	6.875%		7/15/2032		11,003,000	11,520,735
DaVita, Inc.†	4.625%		6/1/2030		35,604,000	34,645,006
HCA, Inc.	5.75%		3/1/2035		20,707,000	21,745,624
LifePoint Health, Inc.†	11.00%		10/15/2030		18,973,000	20,830,171
Molina Healthcare, Inc.†	3.875%		11/15/2030		41,142,000	38,214,379
Roche Holdings, Inc.†	4.666%		12/2/2035		27,046,000	26,928,689
Team Health Holdings, Inc.†	8.375%		6/30/2028		9,757,000	9,892,281
Tenet Healthcare Corp.	6.75%		5/15/2031		30,121,000	31,357,437
Universal Health Services, Inc.	5.05%		10/15/2034		22,783,000	22,367,046
Total						303,612,295

Holding Companies-Diversified 0.09%
Benteler International AG†	7.25%		6/15/2031	EUR	3,124,000	3,951,920
Clue Opco LLC†(e)	9.50%		10/15/2031		$16,367,000	17,347,874
Total						21,299,794

Home Builders 0.47%
Century Communities, Inc.†	3.875%		8/15/2029		27,525,000	26,195,190
Century Communities, Inc.†	6.625%		9/15/2033		15,983,000	16,173,179
LGI Homes, Inc.†(e)	7.00%		11/15/2032		45,316,000	43,357,765
PulteGroup, Inc.	6.375%		5/15/2033		19,465,000	21,359,434
Total						107,085,568

Insurance 1.46%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		40,395,000	41,268,762
Ardonagh Finco Ltd. (United Kingdom)†(c)	7.75%		2/15/2031		18,104,000	18,992,450
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%		2/15/2032		38,928,000	40,616,502
Asurion LLC & Asurion Co-Issuer, Inc.†	8.00%		12/31/2032		35,675,000	37,035,160
First American Financial Corp.	5.45%		9/30/2034		22,394,000	22,404,335
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054		25,350,000	26,314,846
HUB International Ltd.†	7.25%		6/15/2030		27,054,000	28,419,689
HUB International Ltd.†	7.375%		1/31/2032		17,259,000	18,125,039

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
NMI Holdings, Inc.	6.00%		8/15/2029	$18,009,000	$18,670,471
Old Republic International Corp.	5.75%		3/28/2034	20,916,000	21,789,228
Panther Escrow Issuer LLC†	7.125%		6/1/2031	20,598,000	21,357,614
Swiss RE Subordinated Finance PLC (United Kingdom)†(c)(e)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	20,200,000	21,028,332
Transatlantic Holdings, Inc.	8.00%		11/30/2039	15,659,000	19,608,990
Total					335,631,418

Internet 0.48%
Meituan (China)†(c)	4.625%		10/2/2029	32,443,000	32,606,378
MercadoLibre, Inc. (Uruguay)(c)	4.90%		1/15/2033	22,865,000	22,672,676
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029	9,045,000	10,124,615
Wayfair LLC†	6.75%		11/15/2032	22,033,000	22,677,465
Wayfair LLC†	7.75%		9/15/2030	20,913,000	22,354,136
Total					110,435,270

Iron-Steel 1.17%
Carpenter Technology Corp.†	5.625%		3/1/2034	22,021,000	22,394,807
Cleveland-Cliffs, Inc.†	7.00%		3/15/2032	32,465,000	33,317,222
Cleveland-Cliffs, Inc.†	7.625%		1/15/2034	65,271,000	68,259,496
Commercial Metals Co.	4.375%		3/15/2032	15,677,000	15,142,342
Commercial Metals Co.†	5.75%		11/15/2033	22,134,000	22,645,562
CSN Inova Ventures (Cayman Islands)(c)(e)	6.75%		1/28/2028	33,416,000	31,005,777
Samarco Mineracao SA (Brazil)(c)	9.50%		6/30/2031	50,042,589	50,750,191
Vale Overseas Ltd. (Brazil)†(c)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	26,500,000	26,534,450
Total					270,049,847

Leisure Time 1.39%
Carnival Corp.†	5.75%		3/15/2030	51,313,000	52,814,264
Carnival Corp.†	5.75%		8/1/2032	22,840,000	23,468,808
Carnival Corp.†	6.125%		2/15/2033	25,388,000	26,228,722
Lindblad Expeditions LLC†	7.00%		9/15/2030	32,633,000	34,057,594
NCL Corp. Ltd.†(e)	6.75%		2/1/2032	32,970,000	33,778,996
Patrick Industries, Inc.†	6.375%		11/1/2032	21,182,000	21,749,868
Polaris, Inc.	5.60%		3/1/2031	22,499,000	22,742,754
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	60,389,000	61,756,451
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	21,096,000	21,683,432
Viking Cruises Ltd.†	9.125%		7/15/2031	19,914,000	21,335,760
Total					319,616,649

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging 2.07%
Choice Hotels International, Inc.	5.85%	8/1/2034	$21,208,000	$21,631,069
Full House Resorts, Inc.†	8.25%	2/15/2028	31,880,000	27,815,300
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	20,699,000	21,241,196
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	34,765,000	32,299,299
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	25,286,000	24,649,728
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	32,954,000	33,196,964
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	35,162,000	36,308,844
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	25,419,000	26,147,559
Melco Resorts Finance Ltd. (Hong Kong)(c)	5.375%	12/4/2029	22,496,000	22,286,930
Melco Resorts Finance Ltd. (Hong Kong)†(c)	6.50%	9/24/2033	22,695,000	22,773,560
Melco Resorts Finance Ltd. (Hong Kong)†(c)	7.625%	4/17/2032	11,666,000	12,280,886
Sands China Ltd. (Macau)(c)	2.85%	3/8/2029	57,502,000	54,629,212
Sands China Ltd. (Macau)(c)	4.375%	6/18/2030	35,200,000	34,763,418
Sands China Ltd. (Macau)(c)	5.40%	8/8/2028	25,193,000	25,689,630
Studio City Finance Ltd. (Hong Kong)(c)	5.00%	1/15/2029	35,436,000	34,247,404
Wynn Macau Ltd. (Macau)†(c)	5.50%	10/1/2027	23,813,000	23,810,927
Wynn Macau Ltd. (Macau)†(c)	6.75%	2/15/2034	21,688,000	21,986,629
Total				475,758,555

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	18,160,000	17,947,526

Machinery-Diversified 0.61%
GrafTech Global Enterprises, Inc.†	9.875%	12/23/2029	25,856,000	22,624,000
nVent Finance SARL (Luxembourg)(c)	2.75%	11/15/2031	20,244,000	18,274,686
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	36,050,000	37,611,798
Regal Rexnord Corp.	6.05%	4/15/2028	20,719,000	21,442,700
Regal Rexnord Corp.	6.40%	4/15/2033	36,534,000	39,317,464
Total				139,270,648

Media 2.54%
AMC Networks, Inc.	4.25%	2/15/2029	45,607,000	40,569,410
AMC Networks, Inc.†	10.25%	1/15/2029	20,807,000	21,832,619
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	5,602,943
CSC Holdings LLC†	4.625%	12/1/2030	113,481,000	40,631,431
CSC Holdings LLC†	5.375%	2/1/2028	15,464,000	11,235,382
CSC Holdings LLC†	5.75%	1/15/2030	40,882,000	15,146,761
CSC Holdings LLC†	6.50%	2/1/2029	17,012,000	11,287,812
CSC Holdings LLC†	11.75%	1/31/2029	47,992,000	35,685,527

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Directv Financing LLC†	8.875%	2/1/2030	$23,176,000	$23,478,308
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	11,091,000	11,341,676
DISH DBS Corp.	5.125%	6/1/2029	46,717,000	41,502,869
EW Scripps Co.†	9.875%	8/15/2030	34,105,000	34,086,863
Gray Media, Inc.†	5.375%	11/15/2031	77,749,000	58,370,451
Gray Media, Inc.†(e)	9.625%	7/15/2032	14,633,000	15,196,712
Gray Media, Inc.†	10.50%	7/15/2029	18,696,000	20,137,387
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	21,389,000	22,582,977
Sinclair Television Group, Inc.†	8.125%	2/15/2033	21,898,000	22,886,038
Sunrise FinCo I BV (Netherlands)†(c)	4.875%	7/15/2031	53,571,000	51,069,234
Univision Communications, Inc.†	4.50%	5/1/2029	28,463,000	27,363,037
Virgin Media Finance PLC (United Kingdom)†(c)	5.00%	7/15/2030	37,963,000	33,506,417
VZ Secured Financing BV (Netherlands)†(c)	5.00%	1/15/2032	46,331,000	41,963,523
Total				585,477,377

Metal Fabricate-Hardware 0.10%
Vallourec SACA (France)†(c)	7.50%	4/15/2032	20,632,000	21,932,489

Mining 2.91%
Alcoa Nederland Holding BV (Netherlands)†(c)(e)	7.125%	3/15/2031	20,653,000	22,019,790
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	20,634,000	21,688,000
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029	20,668,000	21,587,048
Capstone Copper Corp. (Canada)†(c)	6.75%	3/31/2033	33,341,000	34,628,170
First Quantum Minerals Ltd. (Canada)†(c)	7.25%	2/15/2034	20,941,000	22,032,231
First Quantum Minerals Ltd. (Canada)†(c)	8.00%	3/1/2033	23,148,000	24,749,772
First Quantum Minerals Ltd. (Canada)†(c)	8.625%	6/1/2031	26,808,000	28,244,748
First Quantum Minerals Ltd. (Canada)†(c)	9.375%	3/1/2029	14,825,000	15,629,455
Fortescue Treasury Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	18,375,000	17,787,439
Fortescue Treasury Pty. Ltd. (Australia)†(c)	6.125%	4/15/2032	28,083,000	29,329,426
Freeport Indonesia PT (Indonesia)(c)(e)	6.20%	4/14/2052	21,420,000	21,832,356
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	36,085,555
Glencore Funding LLC†	5.673%	4/1/2035	16,827,000	17,581,915
Hecla Mining Co.	7.25%	2/15/2028	14,048,000	14,152,910
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	20,682,000	21,412,654
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,297,000	28,423,044
Kinross Gold Corp. (Canada)(c)	6.25%	7/15/2033	37,165,000	40,570,581
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	45,208,000	46,835,488
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	185,297	0	(f)

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining (continued)
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.75%		5/14/2030		$35,021,000	$36,671,558
Navoi Mining & Metallurgical Combinat (Uzbekistan)(c)	6.95%		10/17/2031		21,252,000	22,710,771
Nexa Resources SA (Brazil)†(c)(e)	6.60%		4/8/2037		31,023,000	32,029,594
Nickel Industries Ltd. (Australia)(c)	9.00%		9/30/2030		21,836,000	22,667,257
Novelis Corp.†	4.75%		1/30/2030		36,313,000	35,103,611
Novelis Corp.†	6.875%		1/30/2030		33,912,000	35,229,176
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%		5/13/2032		20,566,000	21,493,802
Total						670,496,351

Miscellaneous Manufacturing 0.26%
Axon Enterprise, Inc.†	6.125%		3/15/2030		14,779,000	15,293,959
Axon Enterprise, Inc.†	6.25%		3/15/2033		10,580,000	11,050,727
Entegris, Inc.†	4.75%		4/15/2029		34,142,000	34,250,470
Total						60,595,156

Office/Business Equipment 0.13%
Zebra Technologies Corp.†	6.50%		6/1/2032		28,485,000	29,524,532

Oil & Gas 4.22%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		30,085,000	31,534,676
APA Corp.	4.25%		1/15/2030		21,354,000	20,988,185
APA Corp.	6.10%		2/15/2035		21,663,000	22,276,851
APA Corp.	6.75%		2/15/2055		33,009,000	32,965,713
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		33,912,439	34,128,007
Borr IHC Ltd./Borr Finance LLC†(e)	10.375%		11/15/2030		13,955,418	13,930,485
BP Capital Markets PLC (United Kingdom)(c)	6.45% (5 yr. CMT + 2.15%	)#	–	(h)	20,223,000	21,547,364
California Resources Corp.†	7.00%		1/15/2034		7,972,000	7,857,549
Caturus Energy LLC†	8.50%		2/15/2030		20,966,000	21,851,059
CITGO Petroleum Corp.†	8.375%		1/15/2029		28,033,000	29,253,949
Civitas Resources, Inc.†	8.625%		11/1/2030		20,653,000	21,658,285
Comstock Resources, Inc.†	5.875%		1/15/2030		23,017,000	22,403,947
Comstock Resources, Inc.†	6.75%		3/1/2029		16,698,000	16,677,575
Crescent Energy Finance LLC†	7.375%		1/15/2033		22,072,000	20,959,832
DBR Land Holdings LLC†	6.25%		12/1/2030		22,663,000	23,195,580
Global Marine, Inc.	7.00%		6/1/2028		4,034,000	3,948,277
HF Sinclair Corp.	5.50%		9/1/2032		21,609,000	21,941,603

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%	5/15/2034	$22,115,000	$20,753,508
Long Ridge Energy LLC†	8.75%	2/15/2032	30,323,000	32,302,364
Matador Resources Co.†	6.50%	4/15/2032	22,263,000	22,592,824
MC Brazil Downstream Trading SARL (Luxembourg)†(c)(e)	7.25%	6/30/2031	24,914,199	21,866,475
Occidental Petroleum Corp.(e)	5.375%	1/1/2032	18,612,000	19,070,097
Occidental Petroleum Corp.(e)	5.55%	10/1/2034	19,839,000	20,248,431
Occidental Petroleum Corp.	6.125%	1/1/2031	12,540,000	13,262,392
Occidental Petroleum Corp.	6.60%	3/15/2046	20,783,000	21,558,143
Occidental Petroleum Corp.	7.50%	5/1/2031	18,501,000	20,827,797
Occidental Petroleum Corp.	8.875%	7/15/2030	17,825,000	20,669,906
OGX Austria GmbH (Brazil)†(c)(i)*	8.50%	6/1/2018	20,000,000	400	(a)
ORLEN SA (Poland)†(c)	6.00%	1/30/2035	19,122,000	20,183,990
Ovintiv, Inc.	6.50%	2/1/2038	21,842,000	22,912,142
Petroleos de Venezuela SA (Venezuela)(c)(i)*	5.375%	4/12/2027	23,821,000	5,586,024
Petroleos de Venezuela SA (Venezuela)(c)(i)*	5.375%	4/12/2027	26,789,400	6,282,114
Petroleos de Venezuela SA (Venezuela)(c)(i)*	6.00%	5/16/2024	115,754,943	27,144,534
Petroleos de Venezuela SA (Venezuela)(c)(i)*	6.00%	11/15/2026	38,247,112	9,179,307
Petroleos Mexicanos (Mexico)(c)	6.75%	9/21/2047	26,649,000	21,928,629
Petroleos Mexicanos (Mexico)(c)(e)	10.00%	2/7/2033	47,830,000	55,455,298
Repsol E&P Capital Markets U.S. LLC†	5.976%	9/16/2035	11,506,000	11,739,424
Saturn Oil & Gas, Inc. (Canada)†(c)	9.625%	6/15/2029	21,474,000	21,187,140
Suncor Energy, Inc. (Canada)(c)	7.15%	2/1/2032	28,398,000	31,936,286
Sunoco LP†	6.25%	7/1/2033	33,039,000	33,859,443
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	8,193,000	8,142,462
Transocean International Ltd.	6.80%	3/15/2038	16,075,000	13,835,208
Transocean International Ltd.	7.50%	4/15/2031	3,602,000	3,417,966
Transocean International Ltd.†	7.875%	10/15/2032	21,993,000	23,073,648
Transocean International Ltd.†	8.50%	5/15/2031	22,548,000	22,349,372
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	22,035,000	21,814,585
Viper Energy Partners LLC	5.70%	8/1/2035	18,717,000	19,112,864
Vital Energy, Inc.†	7.75%	7/31/2029	12,476,000	12,508,385
Total				971,920,095

Oil & Gas Services 0.80%
Enerflex, Inc.†	6.875%	1/15/2031	22,624,000	23,143,037
Oceaneering International, Inc.	6.00%	2/1/2028	32,636,000	33,127,368
SESI LLC†	7.875%	9/30/2030	23,703,000	23,349,963
Star Holding LLC†	8.75%	8/1/2031	10,315,000	9,944,794

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%		10/1/2033	$21,772,000	$22,043,497
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029	13,193,000	13,662,425
WBI Operating LLC†	6.50%		10/15/2033	25,347,000	25,264,559
Weatherford International Ltd.†	6.75%		10/15/2033	33,114,000	33,929,995
Total					184,465,638

Packaging & Containers 0.99%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.25%		1/30/2031	22,672,000	23,202,299
Canpack SA/Canpack U.S. LLC (Poland)†(c)	3.875%		11/15/2029	16,549,000	15,848,608
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	36,045,000	37,088,302
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	22,047,000	22,430,706
LABL, Inc.†	5.875%		11/1/2028	24,003,000	15,161,096
LABL, Inc.†	8.625%		10/1/2031	24,248,000	12,919,640
Mauser Packaging Solutions Holding Co.†	7.875%		4/15/2030	25,576,000	25,397,872
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2030	21,334,000	20,587,310
Sealed Air Corp.†	6.875%		7/15/2033	22,562,000	23,857,711
Trivium Packaging Finance BV (Netherlands)†(c)	8.25%		7/15/2030	30,028,000	32,212,567
Total					228,706,111

Pharmaceuticals 0.92%
1261229 BC Ltd. (Canada)†(c)	10.00%		4/15/2032	78,705,000	81,913,558
Bausch Health Cos., Inc. (Canada)†(c)	11.00%		9/30/2028	26,500,000	27,470,295
CVS Health Corp.	4.78%		3/25/2038	23,587,000	22,274,132
CVS Health Corp.	5.25%		2/21/2033	35,683,000	36,749,414
CVS Health Corp.	5.70%		6/1/2034	20,885,000	21,893,160
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	20,543,000	21,563,948
Total					211,864,507

Pipelines 2.85%
AL Candelaria -spain- SA (Spain)†(c)	5.75%		6/15/2033	30,777,000	27,334,439
AL Candelaria -spain- SA (Spain)(c)	5.75%		6/15/2033	19,229,000	17,078,140
AL Candelaria -spain- SA (Spain)(c)	5.75%		6/15/2033	4,247,000	3,771,952
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	20,994,000	22,292,952
Boardwalk Pipelines LP	5.375%		2/15/2036	15,749,000	15,841,520
Boardwalk Pipelines LP	5.625%		8/1/2034	21,000,000	22,006,737

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Buckeye Partners LP†	6.75%		2/1/2030	$32,715,000	$34,361,579
Colonial Enterprises, Inc.†	3.25%		5/15/2030	19,028,000	17,894,394
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	21,903,000	21,683,501
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	28,212,000	29,588,720
DT Midstream, Inc.†	4.30%		4/15/2032	27,064,000	26,179,662
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	16,800,000	17,479,671
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	20,761,000	21,656,526
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033	9,016,000	9,215,686
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035	12,433,000	12,773,701
NGPL PipeCo LLC†	3.25%		7/15/2031	24,487,000	22,565,862
NGPL PipeCo LLC†	4.875%		8/15/2027	20,780,000	20,870,665
ONEOK, Inc.	6.05%		9/1/2033	20,473,000	21,823,561
ONEOK, Inc.†	6.50%		9/1/2030	19,886,000	21,329,509
Sabal Trail Transmission LLC†	4.246%		5/1/2028	16,996,000	16,923,061
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(c)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055	21,644,000	23,147,694
South Bow USA Infrastructure Holdings LLC	5.584%		10/1/2034	21,521,000	21,744,826
Transcontinental Gas Pipe Line Co. LLC†	5.10%		3/15/2036	21,975,000	22,133,028
Venture Global LNG, Inc.†	9.50%		2/1/2029	46,671,000	48,402,588
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034	31,188,000	31,959,904
Western Midstream Operating LP	4.05%		2/1/2030	38,019,000	37,263,410
Western Midstream Operating LP	6.35%		1/15/2029	20,497,000	21,577,555
Whistler Pipeline LLC†	5.95%		9/30/2034	45,092,000	46,737,533
Total					655,638,376

Real Estate 0.29%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(c)	5.50%		1/30/2033	17,682,000	17,929,371
Hunt Cos., Inc.†	5.25%		4/15/2029	27,346,000	26,814,703
Newmark Group, Inc.	7.50%		1/12/2029	20,249,000	21,741,425
Total					66,485,499

REITS 2.67%
American Assets Trust LP	6.15%		10/1/2034	47,277,000	48,087,654
Brandywine Operating Partnership LP(e)	4.55%		10/1/2029	26,358,000	25,180,448
Brandywine Operating Partnership LP	8.875%		4/12/2029	9,024,000	9,732,860
CFE Fibra E (Mexico)†(c)	5.875%		9/23/2040	20,390,698	20,402,288
Cousins Properties LP	5.875%		10/1/2034	36,687,000	38,393,156
First Industrial LP	5.25%		1/15/2031	16,881,000	17,238,378
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2030	26,711,000	26,046,871

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		$19,738,000	$18,972,592
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		17,444,000	17,961,947
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		26,424,000	26,111,781
Iron Mountain, Inc.†	4.50%	2/15/2031		67,416,000	64,312,666
Iron Mountain, Inc.†	4.875%	9/15/2029		22,889,000	22,597,351
Iron Mountain, Inc.†	6.25%	1/15/2033		23,442,000	23,653,370
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(e)	5.50%	8/1/2030		20,758,000	21,256,151
Millrose Properties, Inc.†	6.25%	9/15/2032		17,633,000	17,805,070
Millrose Properties, Inc.†	6.375%	8/1/2030		21,478,000	21,990,658
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035		14,635,000	14,480,195
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034		16,479,000	17,281,438
Piedmont Operating Partnership LP	5.625%	1/15/2033		13,496,000	13,641,428
Piedmont Operating Partnership LP	9.25%	7/20/2028		33,284,000	36,816,888
Rayonier LP	2.75%	5/17/2031		45,499,000	41,041,172
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033		15,178,000	15,839,260
Starwood Property Trust, Inc.†	6.50%	7/1/2030		2,533,000	2,651,096
Starwood Property Trust, Inc.†	6.50%	10/15/2030		29,186,000	30,449,725
Vornado Realty LP	3.40%	6/1/2031		24,364,000	22,117,435
Total					614,061,878

Retail 1.76%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(c)	6.125%	6/15/2029		20,619,000	21,189,560
Advance Auto Parts, Inc.†(e)	7.375%	8/1/2033		48,630,000	48,857,588
Carvana Co.†	9.00%	6/1/2030		20,712,059	21,735,131
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		29,390,000	21,497,238
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.375%	1/15/2029		24,396,000	24,044,088
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		3,544,000	1,807,012
LBM Acquisition LLC†	9.50%	6/15/2031		23,956,000	25,002,638
Murphy Oil USA, Inc.	4.75%	9/15/2029		25,575,000	25,515,963
Park River Holdings, Inc.†	8.00%	3/15/2031		36,946,000	38,252,410
Park River Holdings, Inc.†(e)	8.75%	12/31/2030		23,186,671	22,925,821
PetSmart LLC/PetSmart Finance Corp.†	7.50%	9/15/2032		22,481,000	22,905,653
Punch Finance PLC†	7.875%	12/30/2030	GBP	19,851,000	27,279,919
QXO Building Products, Inc.†	6.75%	4/30/2032		$41,438,000	43,311,772
Staples, Inc.†	10.75%	9/1/2029		22,474,000	22,371,534

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Retail (continued)
Tiffany & Co.	4.90%	10/1/2044	$15,113,000	$14,311,793
White Cap Supply Holdings LLC†	7.375%	11/15/2030	22,134,000	22,980,921
Total				403,989,041

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(i)*	6.875%	6/15/2011	22,500,000	0	(f)

Semiconductors 0.83%
Foundry JV Holdco LLC†	5.50%	1/25/2031	37,174,000	38,395,739
Foundry JV Holdco LLC†	6.25%	1/25/2035	27,988,000	29,708,477
Foundry JV Holdco LLC†	6.40%	1/25/2038	26,883,000	28,711,425
Marvell Technology, Inc.	5.95%	9/15/2033	21,787,000	23,306,049
Micron Technology, Inc.	5.30%	1/15/2031	12,583,000	13,047,965
Qorvo, Inc.†	3.375%	4/1/2031	22,864,000	21,227,715
Qorvo, Inc.	4.375%	10/15/2029	21,594,000	21,305,841
SK Hynix, Inc. (South Korea)(c)	6.50%	1/17/2033	13,204,000	14,570,255
Total				190,273,466

Shipbuilding 0.25%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	21,770,000	21,575,746
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	18,243,000	18,859,834
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035	17,057,000	18,087,979
Total				58,523,559

Software 1.46%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029	25,808,000	22,463,113
Cloud Software Group, Inc.†	8.25%	6/30/2032	20,166,000	21,085,372
CoreWeave, Inc.†(e)	9.00%	2/1/2031	30,327,000	27,833,211
Fair Isaac Corp.†	6.00%	5/15/2033	34,392,000	35,435,178
Oracle Corp.	5.20%	9/26/2035	80,337,000	76,998,184
Oracle Corp.	5.95%	9/26/2055	34,206,000	30,328,998
ROBLOX Corp.†	3.875%	5/1/2030	25,180,000	24,112,408
Roper Technologies, Inc.	1.75%	2/15/2031	18,251,000	16,018,538
Roper Technologies, Inc.	4.75%	2/15/2032	13,514,000	13,667,124
X.AI LLC/X.AI Co. Issuer Corp.	12.50%	6/30/2030	63,323,000	67,562,898
Total				335,505,024

Telecommunications 2.98%
Altice France SA (France)†(c)(e)	6.50%	4/15/2032	34,311,005	32,914,098
Altice France SA (France)†(c)	6.875%	10/15/2030	33,872,077	32,883,584

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Altice France SA (France)†(c)	6.875%	7/15/2032	$26,787,158	$25,704,940
Altice France SA (France)†(c)	9.50%	11/1/2029	34,801,589	35,953,525
Cipher Compute LLC†	7.125%	11/15/2030	39,453,000	40,231,522
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(c)	8.625%	8/1/2032	21,643,000	22,471,325
EchoStar Corp.	6.75%	11/30/2030	70,718,589	72,537,371
Fibercop SpA (Italy)†(c)	6.00%	9/30/2034	22,020,000	20,970,624
Flash Compute LLC†	7.25%	12/31/2030	23,864,000	23,673,394
Hughes Satellite Systems Corp.	5.25%	8/1/2026	16,709,000	15,979,470
Hughes Satellite Systems Corp.	6.625%	8/1/2026	29,131,000	26,632,807
Level 3 Financing, Inc.†	3.625%	1/15/2029	60,034,000	55,706,149
Level 3 Financing, Inc.†	3.75%	7/15/2029	18,460,000	16,877,240
Level 3 Financing, Inc.†	4.25%	7/1/2028	12,696,000	12,188,160
Level 3 Financing, Inc.†	8.50%	1/15/2036	30,350,197	31,119,199
Lumen Technologies, Inc.†	4.50%	1/15/2029	38,239,000	35,582,728
Lumen Technologies, Inc.†	5.375%	6/15/2029	13,889,000	13,131,563
Lumen Technologies, Inc.	7.60%	9/15/2039	11,939,000	11,488,196
Lumen Technologies, Inc.	7.65%	3/15/2042	14,187,000	13,421,328
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.25%	1/31/2031	55,119,000	50,311,499
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.75%	7/15/2031	24,505,000	22,642,583
WULF Compute LLC†	7.75%	10/15/2030	42,769,000	44,095,199
Zegona Finance PLC (United Kingdom)†(c)	8.625%	7/15/2029	27,622,000	29,382,129
Total				685,898,633

Transportation 0.67%
Danaos Corp. (Greec)†(c)(e)	6.875%	10/15/2032	21,643,000	22,401,198
GXO Logistics, Inc.	2.65%	7/15/2031	25,082,000	22,618,152
GXO Logistics, Inc.	6.25%	5/6/2029	20,719,000	21,849,526
Rand Parent LLC†(e)	8.50%	2/15/2030	39,771,000	41,463,575
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	25,527,000	26,748,901
XPO, Inc.†	7.125%	2/1/2032	18,350,000	19,367,838
Total				154,449,190

Trucking & Leasing 0.28%
FTAI Aviation Investors LLC†	5.875%	4/15/2033	42,548,000	43,276,507
FTAI Aviation Investors LLC†	7.00%	5/1/2031	20,510,000	21,613,807
Total				64,890,314

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Water 0.23%
Aegea Finance SARL (Luxembourg)(c)	9.00%		1/20/2031	$30,707,000	$32,522,418
Sabesp Lux SARL (Luxembourg)†(c)	5.625%		8/20/2030	21,449,000	21,548,697
Total					54,071,115
Total Corporate Bonds (cost $15,959,765,094)					16,164,403,425

FLOATING RATE LOANS(j) 2.15%

Advertising 0.13%
CMG Media Corp. 2024 Term Loan	7.272% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	32,743,813	30,654,758

Aerospace/Defense 0.24%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2028	22,975,265	54,566,255

Auto Parts & Equipment 0.00%
First Brands Group LLC 2021 Term Loan(i)	10.987% (3 mo. USD Term SOFR + 7.00%	)	3/30/2027	10,038,735	120,573
First Brands Group LLC 2022 Incremental Term Loan(i)	10.987% (1 mo. USD Term SOFR + 7.11%	)	3/30/2027	2,407,000	28,910
First Brands Group LLC 2025 DIP Term Loan(i)	13.843% (1 mo. USD Term SOFR + 10.00%	)	6/29/2026	2,385,819	471,199
Total					620,682

Building Materials 0.04%
ACProducts, Inc. 2021 Term Loan B	8.184% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	11,434,499	9,377,261

Commercial Services 0.18%
Crash Champions LLC 2024 Term Loan B	8.572% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	22,999,781	21,888,086
Spin Holdco, Inc. 2021 Term Loan	8.022% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	25,805,080	20,031,194
Total					41,919,280

Computers 0.33%
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029	21,976,000	21,940,619
X Corp. Term Loan	10.448% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029	55,436,490	54,585,262
Total					76,525,881

Diversified Capital Goods 0.09%
Tank Holding Corp. 2022 Term Loan	9.566% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	21,487,649	19,835,786

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electric: Generation 0.01%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.434% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		$1,720,948	$1,686,529

Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.079% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	28,107,692	30,124,173

Health Care Products 0.04%
Argent Finco LLC Term Loan B	–	(k)	11/12/2032		$9,131,000	9,216,603

Health Care Services 0.05%
LifePoint Health, Inc. 2024 1st Lien Term Loan B	7.655% (3 mo. USD Term SOFR + 3.75%	)	5/19/2031		12,663,090	12,718,808

Internet 0.04%
Anastasia Parent LLC 2025 Term Loan	8.672% (3 mo. USD Term SOFR + 5.00%	)	6/24/2030		10,787,522	9,978,458

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(c)	6.934% (3 mo. USD Term SOFR + 3.00%	)	7/22/2030		13,467,905	13,484,740

Media 0.49%
EW Scripps Co. 2025 Term Loan B2	9.60% (1 mo. USD Term SOFR + 5.75%	)	6/30/2028		16,764,471	16,998,000
Sinclair Television Group, Inc. 2025 Term Loan B6	7.402% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029		40,171,607	36,887,578
Sinclair Television Group, Inc. 2025 Term Loan B7	7.916% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		38,953,978	35,526,028
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.052% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031		22,518,000	22,345,287
Total						111,756,893

Oil & Gas Services 0.04%
Star Holding LLC 2024 1st Lien Term Loan B	8.216% (1 mo. USD Term SOFR + 4.50%	)	7/31/2031		8,601,330	8,472,310

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2026		687,414	0	(f)

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software 0.11%
Central Parent, Inc. 2024 Term Loan B	6.922% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029		$12,820,000	$10,900,718
Modena Buyer LLC Term Loan	8.09% (3 mo. USD Term SOFR + 4.25%	)	7/1/2031		15,449,446	15,399,930
Total						26,300,648

Transportation 0.08%
Forward Air Corp. Term Loan B	8.338% (3 mo. USD Term SOFR + 4.50%	)	12/19/2030		18,341,000	18,250,487

Utilities 0.09%
Astoria Energy LLC 2025 Term Loan B	6.422% - 6.47% (1 mo. USD Term SOFR + 2.75% (3 mo. USD Term SOFR + 2.75%	) )	6/23/2032		20,265,295	20,452,141
Total Floating Rate Loans (cost $471,137,588)						495,941,693

FOREIGN GOVERNMENT OBLIGATIONS 7.99%

Angola 0.18%
Angola Government International Bonds(c)	8.75%		4/14/2032		13,799,000	13,462,425
Angolan Government International Bonds(c)	9.244%		1/15/2031		27,358,000	27,555,285
Total						41,017,710

Argentina 0.65%
Argentina Republic Government International Bonds(c)	0.75%	(l)	7/9/2030		96,885,386	82,594,791
Provincia de Buenos Aires/Government Bonds(c)	6.625%	(l)	9/1/2037		2,485,347	1,914,165
Provincia de Buenos Aires/Government Bonds(c)	6.625%	(l)	9/1/2037		26,510,377	20,417,762
Provincia de Cordoba(c)(e)	6.875%	(l)	2/1/2029		14,069,170	13,489,520
Provincia de Cordoba†(c)	9.75%		7/2/2032		30,534,000	32,190,470
Total						150,606,708

Bahamas 0.04%
Bahamas Government International Bonds†(c)	8.25%		6/24/2036		8,513,000	9,520,258

Bolivia 0.14%
Bolivia Government International Bonds(c)(e)	4.50%		3/20/2028		35,956,000	33,245,996

Brazil 0.69%
Brazil Letras do Tesouro Nacional	Zero Coupon		4/1/2027	BRL	494,800,000	77,253,281
Brazil Notas do Tesouro Nacional	10.00%		1/1/2031	BRL	511,720,000	82,064,737
Total						159,318,018

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Cameroon 0.14%
Republic of Cameroon International Bonds(c)	9.50%		7/31/2031		$32,016,000	$31,958,227

Chile 0.25%
Bonos de la Tesoreria de la Republica en pesos	4.70%		9/1/2030	CLP	51,640,000,000	56,392,386

Costa Rica 0.10%
Costa Rica Government International Bonds(c)(e)	7.30%		11/13/2054		$20,224,000	22,764,640

Dominican Republic 0.19%
Dominican Republic International Bonds(c)	6.00%		2/22/2033		43,282,000	44,422,481

Ecuador 0.41%
Ecuador Government International Bonds†(c)	6.90%	(l)	7/31/2030		95,558,274	94,555,868

Egypt 0.31%
Egypt Government International Bonds(c)	8.50%		1/31/2047		4,553,000	4,479,784
Egypt Government International Bonds(c)	8.50%		1/31/2047		67,721,000	66,631,993
Total						71,111,777

El Salvador 0.58%
El Salvador Government International Bonds†(c)	0.25%		4/17/2030		26,503,000	794,538
El Salvador Government International Bonds(c)	8.625%		2/28/2029		50,361,000	53,823,319
El Salvador Government International Bonds†(c)	9.25%		4/17/2030		48,251,000	52,629,778
El Salvador Government International Bonds†(c)	9.65%		11/21/2054		22,062,000	25,316,145
Total						132,563,780

Ghana 0.35%
Ghana Government International Bonds(c)	5.00%	(l)	7/3/2035		87,817,293	80,559,773

Honduras 0.11%
Honduras Government International Bonds(c)	5.625%		6/24/2030		24,796,000	24,647,224

Hungary 0.20%
Hungary Government Bonds	7.00%		10/24/2035	HUF	3,680,340,000	11,411,588
Hungary Government Bonds	7.00%		10/24/2035	HUF	11,316,080,000	35,087,638
Total						46,499,226

Lebanon 0.06%
Lebanon Government International Bonds(c)(i)*	6.85%		3/23/2027		$59,833,000	13,991,139

Mexico 0.73%
Mexico Bonos	7.75%		5/29/2031	MXN	3,146,800,000	168,491,578

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Montenegro 0.08%
Montenegro Government International Bonds†(c)	7.25%		3/12/2031		$17,532,000	$18,700,521

Panama 0.18%
Panama Government International Bonds(c)	6.40%		2/14/2035		38,693,000	40,902,370

Peru 0.28%
Peru Government Bonds	6.85%		8/12/2035	PEN	200,177,000	64,126,176

Romania 0.22%
Romania Government International Bonds(c)	5.75%		3/24/2035		$22,564,000	22,410,658
Romania Government International Bonds†(c)	6.625%		5/16/2036		26,324,000	27,485,151
Total						49,895,809

South Africa 0.79%
Republic of South Africa Government Bonds	8.00%		1/31/2030	ZAR	1,875,888,972	115,720,091
Republic of South Africa Government International Bonds(c)	5.75%		9/30/2049		$43,358,000	36,596,267
Republic of South Africa Government International Bonds†(c)	7.25%		12/11/2055		29,564,000	29,356,823
Total						181,673,181

Sri Lanka 0.22%
Sri Lanka Government International Bonds(c)	3.60%	(l)	5/15/2036		47,409,650	43,250,337
Sri Lanka Government International Bonds(c)	3.60%	(l)	2/15/2038		9,035,527	8,263,079
Total						51,513,416

Suriname 0.09%
Suriname Government International Bonds†(c)	8.50%		11/6/2035		18,839,000	20,416,766

Trinidad And Tobago 0.14%
Trinidad & Tobago Government International Bonds†(c)	6.40%		6/26/2034		30,657,000	31,040,213

Turkey 0.19%
Istanbul Metropolitan Municipality†(c)	10.50%		12/6/2028		20,592,000	22,635,057
Turkiye Government International Bonds(c)	9.375%		3/14/2029		19,475,000	21,931,394
Total						44,566,451

Ukraine 0.18%
Ukraine Government International Bonds(c)	3.00%	(l)	2/1/2035		74,349,729	42,067,892

Uzbekistan 0.13%
Republic of Uzbekistan International Bonds†(c)	6.947%		5/25/2032		26,666,000	28,863,154

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Venezuela 0.16%
Venezuela Government International Bonds(c)(i)*	9.00%		5/7/2023	$58,725,800	$16,663,446
Venezuela Government International Bonds(c)(i)*	11.75%		10/21/2026	51,699,500	17,009,135
Venezuela Government International Bonds(c)(i)*	12.75%		8/23/2022	11,543,700	3,653,581
Total					37,326,162

Zambia 0.20%
Zambia Government International Bonds(c)	5.75%	(l)	6/30/2033	45,925,668	45,347,166
Total Foreign Government Obligations (cost $1,671,465,641)					1,838,106,066

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.79%
Government National Mortgage Association(m)	5.00%		TBA	67,003,000	66,805,027
Government National Mortgage Association(m)	5.50%		TBA	145,354,000	146,717,474
Government National Mortgage Association(m)	6.00%		TBA	102,908,000	104,809,386
Government National Mortgage Association(m)	6.50%		TBA	228,412,000	235,998,395
Uniform Mortgage-Backed Security(m)	4.50%		TBA	159,362,000	159,378,349
Uniform Mortgage-Backed Security(m)	5.00%		TBA	978,619,000	979,309,944
Uniform Mortgage-Backed Security(m)	5.50%		TBA	563,387,000	571,706,421
Uniform Mortgage-Backed Security(m)	6.00%		TBA	192,792,000	197,862,002
Uniform Mortgage-Backed Security(m)	6.50%		TBA	140,311,000	145,855,250
Uniform Mortgage-Backed Security(m)	7.00%		TBA	99,403,000	104,632,788
Total Government Sponsored Enterprises Pass-Throughs (cost $2,706,377,363)					2,713,075,036

				Shares
INVESTMENTS IN UNDERLYING FUNDS 1.39%
Lord Abbett Private Credit Fund(n)(o)(p) (cost $319,513,880)				12,703,635	320,131,593

				Principal Amount‡
MUNICIPAL BONDS 0.50%

Corporate-Backed 0.09%
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	$22,700,000	20,862,435

Lease Obligation 0.09%
Maryland Stadium Authority - State of Maryland	5.578%		6/15/2055	21,620,000	21,642,506

Miscellaneous 0.14%
Dallas Convention Center Hotel Development Corp. TX(e)	7.088%		1/1/2042	17,280,000	19,188,049
New York City Industrial Development Agency NY†	11.00%		3/1/2029	11,113,000	12,168,631
Total					31,356,680

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Tax Revenue 0.07%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(i)*	7.00%		7/1/2045	$22,085,000	$16,843,655

Transportation 0.11%
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	24,515,000	25,261,744
Total Municipal Bonds (cost $120,946,703)					115,967,020

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.12%
1301 Trust Series 2025-1301 Class C†	5.641%	#(q)	8/11/2042	14,940,000	15,176,673
1301 Trust Series 2025-1301 Class D†	6.223%	#(q)	8/11/2042	14,370,000	14,613,290
1345 Trust Series 2025-AOA Class A†	5.35% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2042	18,260,000	18,344,241
ALA Trust Series 2025-OANA Class A†	5.494% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	35,200,000	35,389,066
ALA Trust Series 2025-OANA Class C†	5.843% (1 mo. USD Term SOFR + 2.09%	)#	6/15/2040	33,450,000	33,599,615
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2039	11,880,000	12,224,051
BAHA Trust Series 2024-MAR Class A†	5.972%	#(q)	12/10/2041	13,280,000	13,762,383
BAHA Trust Series 2024-MAR Class B†	6.841%	#(q)	12/10/2041	30,230,000	31,691,091
BFLD Trust Series 2025-FPM Class A†	5.011%	#(q)	10/10/2040	11,320,000	11,461,774
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.60% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	32,650,000	32,834,858
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.092% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	48,401,055	48,478,245
BSTN Commercial Mortgage Trust Series 2025-1C Class B†	5.755%	#(q)	6/15/2044	8,286,000	8,560,509
BSTN Commercial Mortgage Trust Series 2025-1C Class C†	6.236%	#(q)	6/15/2044	6,910,000	7,196,574
BX Commercial Mortgage Trust Series 2019-IMC Class A†	4.796% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	27,905,291	27,777,041
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	5.393% (1 mo. USD Term SOFR + 1.64%	)#	12/15/2039	14,390,871	14,442,428
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	5.543% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	16,520,000	16,536,741
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.192% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	18,273,013	18,303,024

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.142% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	$10,122,126	$10,138,621
BX Commercial Mortgage Trust Series 2025-COPT Class A†	5.50% (1 mo. USD Term SOFR + 1.75%	)#	8/15/2042	39,000,000	39,140,646
BX Trust Series 2024-VLT4 Class A†	5.242% (1 mo. USD Term SOFR + 1.49%	)#	6/15/2041	20,128,000	20,145,598
BX Trust Series 2025-ARIA Class C†	5.517%	#(q)	12/13/2042	7,340,000	7,403,412
BX Trust Series 2025-GW Class A†	5.35% (1 mo. USD Term SOFR + 1.60%	)#	7/15/2042	18,270,000	18,332,984
BX Trust Series 2025-ROIC Class E†	6.691% (1 mo. USD Term SOFR + 2.94%	)#	3/15/2030	27,433,007	27,351,141
BX Trust Series 2025-TAIL Class E†	7.05% (1 mo. USD Term SOFR + 3.30%	)#	6/15/2035	16,710,000	16,750,102
BX Trust Series 2025-VLT6 Class B†	5.643% (1 mo. USD Term SOFR + 1.89%	)#	3/15/2042	18,595,000	18,594,048
BX Trust Series 2025-VLT7 Class A†	5.45% (1 mo. USD Term SOFR + 1.70%	)#	7/15/2044	22,360,000	22,431,767
BX Trust Series 2025-VLT7 Class E†	7.50% (1 mo. USD Term SOFR + 3.75%	)#	7/15/2044	10,750,000	10,760,649
BX Trust Series 2025-VOLT Class D†	6.50% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	32,040,000	32,130,564
CALI Mortgage Trust Series 2019-101C Class A†	3.957%		3/10/2039	21,880,000	21,171,736
CENT Series 2025-CITY Class A†	4.92%	#(q)	7/10/2040	8,470,000	8,581,718
CONE Trust Series 2024-DFW1 Class B†	6.041% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	21,330,000	21,365,779
DBC Mortgage Trust Series 2025-DBC Class C†	5.801% (1 mo. USD Term SOFR + 2.05%	)#	11/15/2042	24,460,000	24,512,604
DBC Mortgage Trust Series 2025-DBC Class D†	6.351% (1 mo. USD Term SOFR + 2.60%	)#	11/15/2042	8,180,000	8,237,419
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	9.089% (30 day USD SOFR Average + 5.21%	)#	1/25/2050	5,440,000	6,053,045
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	10.124% (30 day USD SOFR Average + 6.25%	)#	9/25/2041	3,310,000	3,411,095
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	10.874% (30 day USD SOFR Average + 7.00%	)#	12/25/2041	4,420,000	4,634,172
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.374% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	10,675,000	11,448,070

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	16.239% (30 day USD SOFR Average + 12.36%	)#	2/25/2049	$5,456,000	$6,646,457
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	10.074% (30 day USD SOFR Average + 6.20%	)#	11/25/2041	2,115,000	2,193,938
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.524% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	4,530,000	4,785,551
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.474% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	12,579,525	14,045,153
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.874% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	1,641,100	1,876,408
Great Wolf Trust Series 2024-WOLF Class A†	5.292% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	28,582,000	28,657,571
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	5.541% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2034	24,710,000	24,744,668
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.34%	#(q)	1/13/2040	11,210,000	11,674,907
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.403%	#(q)	1/13/2040	4,650,000	4,736,935
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	41,665,000	600,626 (f)
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.371% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	37,070,000	37,173,351
JW Trust Series 2024-BERY Class A†	5.343% (1 mo. USD Term SOFR + 1.59%	)#	11/15/2039	15,340,000	15,389,234
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.631%	#(q)	10/15/2042	45,035,000	45,506,039
NRTH Commercial Mortgage Trust Series 2025-PARK Class A†	5.143% (1 mo. USD Term SOFR + 1.39%	)#	10/15/2040	18,660,000	18,704,482
NY Commercial Mortgage Trust Series 2025-299P Class B†	5.928%	#(q)	2/10/2047	12,525,000	13,080,975

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	4.961% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	$37,860,000	$37,831,703
NYO Commercial Mortgage Trust Series 2021-1290 Class B†	5.41% (1 mo. USD Term SOFR + 1.66%	)#	12/15/2038	9,480,000	9,446,971
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	5.861% (1 mo. USD Term SOFR + 2.11%	)#	11/15/2038	16,430,000	16,336,268
ONE Mortgage Trust Series 2021-PARK Class A†	4.565% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	25,955,000	25,894,707
RIDE Series 2025-SHRE Class A†	5.438%	#(q)	2/14/2047	31,120,000	32,058,744
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	22,830,000	23,616,945
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	22,450,000	23,376,559
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	56,095,000	59,844,592
SCG Trust Series 2025-SNIP Class D†	6.35% (1 mo. USD Term SOFR + 2.60%	)#	9/15/2042	12,650,000	12,737,105
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.142% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	14,290,000	14,287,901
SHOW Trust Series 2022-BIZ Class A†	6.762% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	81,900,000	39,374,260
SHRN Trust Series 2025-MF18 Class D†	6.00% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2040	8,370,000	8,404,521
SHRN Trust Series 2025-MF18 Class E†	6.70% (1 mo. USD Term SOFR + 2.95%	)#	10/15/2040	9,400,000	9,450,307
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	4.751% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	19,410,000	19,414,878
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.391% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	33,770,000	33,518,407
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.343% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	15,070,000	15,100,502
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	5.742% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	8,730,000	8,756,038
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	5.892% (1 mo. USD Term SOFR + 2.14%	)#	4/15/2042	11,830,000	11,853,218

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(q)	6/25/2054	$11,988,178	$12,319,443
WB Commercial Mortgage Trust Series 2024-HQ Class A†	5.937%	#(q)	3/15/2040	13,601,000	13,593,069
Wells Fargo Commercial Mortgage Trust Series 2025-609M Class A†	5.293% (1 mo. USD Term SOFR + 1.54%	)#	8/15/2042	41,710,000	41,813,266
WHARF Commercial Mortgage Trust Series 2025-DC Class A†	5.35%	#(q)	7/15/2040	16,450,000	16,921,391
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,480,579,515)					1,408,753,864

	Dividend Rate			Shares

PREFERRED STOCKS 0.17%

Automobiles 0.11%
Dr. Ing hc F Porsche AG†(d)	5.031%			475,569	25,329,907

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			3,121,160	405,751

Transportation Infrastructure 0.06%
ACBL Holdings Corp.	Zero Coupon			205,069	12,509,209
Total Preferred Stocks (cost $31,479,259)					38,244,867
Total Long-Term Investments (cost $24,830,261,716)					25,209,979,742

				Principal Amount‡

SHORT-TERM INVESTMENTS 1.98%

REPURCHASE AGREEMENTS 0.32%
Repurchase Agreement dated 12/31/2025, 3.250% due 1/2/2026 with Fixed Income Clearing Corp. collateralized by $73,494,000 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $74,910,482; proceeds: $73,454,835 (cost $73,441,574)				$73,441,574	73,441,574

TIME DEPOSITS 0.17%
CitiBank N.A.(r) (cost $38,157,805)				38,157,805	38,157,805

38	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.49%
Fidelity Government Portfolio(r) (cost $343,420,246)	343,420,246	$343,420,246
Total Short-Term Investments (cost $455,019,625)		455,019,625
Total Investments in Securities 111.50% (cost $25,285,281,341)		25,664,999,367
Other Assets and Liabilities - Net(s) (11.50)%		(2,646,639,406)
Net Assets 100.00%		$23,018,359,961

BRL	Brazilian Real.
CLP	Chilean Peso.
EUR	Euro.
GBP	British Pound.
HUF	Hungarian Forint.
MXN	Mexican Peso.
PEN	Peruvian Nuevo Sol.
ZAR	South African Rand.
ADR	American Depositary Receipt.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2025, the total value of Rule 144A securities was $12,840,106,995, which represents 55.78% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2025.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(g)	Securities purchased on a when-issued basis (See Note 2(k)).
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2025.
(k)	Interest Rate to be determined.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Affiliated fund (See Note 11).
(o)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At December 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $320,131,593 or 1.39% of net assets.

See Notes to Financial Statements.	39

Schedule of Investments (continued)

December 31, 2025

(p)	Fund is a business development company under the Investment Company Act of 1940.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at December 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S45(4)	Bank of America	5.00%	12/20/2030	$121,677,000	$8,885,500	$386,592	$9,272,092

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $386,592. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at December 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$29,848,102	$374,828 (1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	755,379
Total					$1,130,207

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at December 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$200,000,000	$(1,168,632)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000	(2,048,632)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000	(4,491,309)
Total					$(7,708,573)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $247,637, which includes upfront payment of $127,191. Upfront payments paid (received) are presented net of amortization.

40	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Barclays PLC	2/6/2026	614,000	$824,876	$827,606	$2,730
British pound	Buy	Barclays PLC	2/6/2026	777,000	1,045,777	1,047,312	1,535
British pound	Buy	Citibank	2/6/2026	737,000	984,029	993,396	9,367
British pound	Buy	Citibank	2/6/2026	5,887,000	7,850,648	7,935,040	84,392
British pound	Buy	Goldman Sachs	2/6/2026	3,211,000	4,207,492	4,328,081	120,589
British pound	Buy	Morgan Stanley	2/6/2026	4,108,000	5,400,455	5,537,140	136,685
British pound	Buy	Morgan Stanley	2/6/2026	2,518,000	3,287,919	3,393,992	106,073
British pound	Buy	Morgan Stanley	2/6/2026	1,534,000	2,010,058	2,067,666	57,608
British pound	Buy	Morgan Stanley	2/6/2026	1,536,000	2,049,300	2,070,362	21,062
British pound	Buy	State Street Bank and Trust	2/6/2026	1,514,000	2,026,269	2,040,709	14,440
Canadian dollar	Buy	Bank of America	1/23/2026	2,737,000	1,959,390	1,996,002	36,612
Canadian dollar	Buy	Barclays PLC	1/23/2026	3,046,000	2,219,399	2,221,346	1,947
Canadian dollar	Buy	Barclays PLC	1/23/2026	2,441,000	1,774,063	1,780,139	6,076
Canadian dollar	Buy	Citibank	1/23/2026	3,417,000	2,453,809	2,491,903	38,094
Canadian dollar	Buy	Citibank	1/23/2026	5,635,000	4,035,705	4,109,416	73,711
Canadian dollar	Buy	Citibank	1/23/2026	1,028,000	737,299	749,686	12,387
Canadian dollar	Buy	Citibank	1/23/2026	1,022,000	734,318	745,310	10,992
Canadian dollar	Buy	Goldman Sachs	1/23/2026	5,973,000	4,284,558	4,355,909	71,351
Canadian dollar	Buy	Goldman Sachs	1/23/2026	2,650,000	1,884,456	1,932,556	48,100
Canadian dollar	Buy	Goldman Sachs	1/23/2026	2,743,000	1,963,563	2,000,378	36,815
Canadian dollar	Buy	Morgan Stanley	1/23/2026	4,544,000	3,252,569	3,313,787	61,218
Canadian dollar	Buy	Morgan Stanley	1/23/2026	2,728,000	1,940,993	1,989,439	48,446
Canadian dollar	Buy	Morgan Stanley	1/23/2026	2,630,000	1,879,820	1,917,971	38,151
Canadian dollar	Buy	State Street Bank and Trust	1/23/2026	8,319,000	5,973,005	6,066,768	93,763
Euro	Buy	Morgan Stanley	3/6/2026	3,215,000	3,721,797	3,788,952	67,155
Swedish krona	Buy	Barclays PLC	1/30/2026	107,778,000	11,332,927	11,722,236	389,309
Swedish krona	Buy	Goldman Sachs	1/30/2026	21,692,000	2,284,963	2,359,283	74,320
Swedish krona	Buy	Goldman Sachs	1/30/2026	22,120,000	2,352,021	2,405,833	53,812
Swedish krona	Buy	Morgan Stanley	1/30/2026	22,206,000	2,378,148	2,415,187	37,039
Swedish krona	Buy	Morgan Stanley	1/30/2026	22,520,000	2,398,781	2,449,338	50,557
Swedish krona	Buy	Morgan Stanley	1/30/2026	22,445,000	2,393,388	2,441,181	47,793
Swiss franc	Buy	Citibank	1/16/2026	1,193,000	1,492,655	1,507,755	15,100
Swiss franc	Buy	Goldman Sachs	1/16/2026	1,012,355	1,264,106	1,279,449	15,343
Swiss franc	Buy	Morgan Stanley	1/16/2026	1,169,000	1,476,950	1,477,423	473
Swiss franc	Buy	State Street Bank and Trust	1/16/2026	924,000	1,167,702	1,167,784	82
Canadian dollar	Sell	Morgan Stanley	1/23/2026	2,105,000	1,536,799	1,535,106	1,693
Euro	Sell	Barclays PLC	3/6/2026	1,122,000	1,322,917	1,322,303	614
Euro	Sell	Goldman Sachs	3/6/2026	2,067,000	2,438,208	2,436,008	2,200
Euro	Sell	Goldman Sachs	3/6/2026	2,165,000	2,561,687	2,551,503	10,184
Euro	Sell	Morgan Stanley	3/6/2026	2,209,000	2,606,332	2,603,358	2,974

See Notes to Financial Statements.	41

Schedule of Investments (continued)

December 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	3/6/2026	2,196,000	$2,590,714	$2,588,037	$2,677
Swiss franc	Sell	Bank of America	1/16/2026	57,885,000	73,461,851	73,157,092	304,759
Swiss franc	Sell	Citibank	1/16/2026	72,338,000	91,816,854	91,423,299	393,555
Swiss franc	Sell	Goldman Sachs	1/16/2026	2,695,000	3,418,930	3,406,035	12,895
Swiss franc	Sell	Goldman Sachs	1/16/2026	141,296,000	179,363,135	178,574,836	788,299
Swiss franc	Sell	Morgan Stanley	1/16/2026	76,350,000	96,978,242	96,493,806	484,436
Swiss franc	Sell	State Street Bank and Trust	1/16/2026	2,646,000	3,370,367	3,344,108	26,259
Swiss franc	Sell	State Street Bank and Trust	1/16/2026	1,978,000	2,514,738	2,499,866	14,872
Swiss franc	Sell	State Street Bank and Trust	1/16/2026	3,244,000	4,111,701	4,099,881	11,820
Swiss franc	Sell	State Street Bank and Trust	1/16/2026	2,457,000	3,109,095	3,105,243	3,852
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,944,216

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Barclays PLC	2/6/2026	770,000	$1,040,624	$1,037,877	$(2,747)
Swiss franc	Buy	Goldman Sachs	1/16/2026	1,052,000	1,339,038	1,329,554	(9,484)
Swiss franc	Buy	Morgan Stanley	1/16/2026	342,105,500	440,675,881	432,364,920	(8,310,961)
Swiss franc	Buy	State Street Bank and Trust	1/16/2026	342,105,500	440,664,528	432,364,920	(8,299,608)
British pound	Sell	Barclays PLC	2/6/2026	3,311,000	4,349,962	4,462,870	(112,908)
British pound	Sell	State Street Bank and Trust	2/6/2026	1,660,000	2,182,391	2,237,501	(55,110)
British pound	Sell	State Street Bank and Trust	2/6/2026	1,488,000	1,975,787	2,005,663	(29,876)
British pound	Sell	State Street Bank and Trust	2/6/2026	4,353,000	5,756,442	5,867,374	(110,932)
British pound	Sell	State Street Bank and Trust	2/6/2026	78,879,000	105,611,724	106,320,374	(708,650)
British pound	Sell	State Street Bank and Trust	2/6/2026	1,893,000	2,465,518	2,551,560	(86,042)
British pound	Sell	State Street Bank and Trust	2/6/2026	956,000	1,246,716	1,288,585	(41,869)
British pound	Sell	State Street Bank and Trust	2/6/2026	941,000	1,236,296	1,268,366	(32,070)
British pound	Sell	State Street Bank and Trust	2/6/2026	4,403,000	5,802,503	5,934,769	(132,266)
Canadian dollar	Sell	Citibank	1/23/2026	2,699,000	1,942,598	1,968,290	(25,692)

42	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	1/23/2026	48,660,000	$35,483,681	$35,486,106	$(2,425)
Canadian dollar	Sell	State Street Bank and Trust	1/23/2026	2,917,000	2,086,053	2,127,270	(41,217)
Canadian dollar	Sell	State Street Bank and Trust	1/23/2026	3,877,000	2,781,613	2,827,366	(45,753)
Euro	Sell	Morgan Stanley	3/6/2026	10,194,000	11,924,127	12,013,866	(89,739)
Euro	Sell	Morgan Stanley	3/6/2026	1,843,000	2,153,550	2,172,018	(18,468)
Euro	Sell	Morgan Stanley	3/6/2026	7,885,000	9,283,055	9,292,656	(9,601)
Euro	Sell	State Street Bank and Trust	3/6/2026	65,661,000	76,104,382	77,383,015	(1,278,633)
Euro	Sell	State Street Bank and Trust	3/6/2026	1,132,000	1,323,250	1,334,088	(10,838)
Euro	Sell	State Street Bank and Trust	3/6/2026	1,094,000	1,280,682	1,289,304	(8,622)
Swedish krona	Sell	Barclays PLC	1/30/2026	54,753,000	5,852,801	5,955,089	(102,288)
Swedish krona	Sell	Barclays PLC	1/30/2026	26,591,000	2,845,452	2,892,111	(46,659)
Swedish krona	Sell	Barclays PLC	1/30/2026	12,259,000	1,303,648	1,333,323	(29,675)
Swedish krona	Sell	Citibank	1/30/2026	24,338,000	2,571,779	2,647,069	(75,290)
Swedish krona	Sell	Goldman Sachs	1/30/2026	12,560,000	1,344,781	1,366,061	(21,279)
Swedish krona	Sell	Morgan Stanley	1/30/2026	26,991,000	2,895,287	2,935,617	(40,329)
Swedish krona	Sell	State Street Bank and Trust	1/30/2026	107,119,000	11,462,758	11,650,562	(187,803)
Swiss franc	Sell	Bank of America	1/16/2026	147,143,000	185,096,012	185,964,480	(868,468)
Swiss franc	Sell	Bank of America	1/16/2026	57,442,000	72,204,136	72,597,213	(393,077)
Swiss franc	Sell	Morgan Stanley	1/16/2026	147,265,000	185,095,062	186,118,668	(1,023,606)
Swiss franc	Sell	Morgan Stanley	1/16/2026	2,923,000	3,653,036	3,694,190	(41,154)
Swiss franc	Sell	Morgan Stanley	1/16/2026	2,990,000	3,738,985	3,778,867	(39,882)
Swiss franc	Sell	State Street Bank and Trust	1/16/2026	4,469,000	5,563,604	5,648,079	(84,475)
Swiss franc	Sell	State Street Bank and Trust	1/16/2026	2,978,000	3,724,784	3,763,701	(38,917)
Swiss franc	Sell	State Street Bank and Trust	1/16/2026	715,000	892,550	903,642	(11,092)
Swiss franc	Sell	State Street Bank and Trust	1/16/2026	3,022,000	3,762,464	3,819,310	(56,846)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(22,524,351)

Futures Contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2026	7,535	Long	$872,429,401	$866,642,734	$(5,786,667)
U.S. 2-Year Treasury Note	March 2026	28,919	Long	6,038,454,058	6,037,970,884	(483,174)
U.S. 5-Year Treasury Note	March 2026	16,650	Long	1,824,652,781	1,819,923,055	(4,729,726)
U.S. Long Bond	March 2026	2,460	Long	287,332,610	284,360,625	(2,971,985)
U.S. Ultra Treasury Bond	March 2026	1,207	Long	145,020,817	142,426,000	(2,594,817)
Total Unrealized Depreciation on Futures Contracts						$(16,566,369)

See Notes to Financial Statements.	43

Schedule of Investments (continued)

December 31, 2025

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$83,743,616	$48,737,650	$132,481,266
Other	–	442,003,111	24,718,168	466,721,279
Remaining Industries	–	93,315,746	–	93,315,746
Common Stocks
Diversified Telecommunication Services	–	10,108,097	–	10,108,097
Electric: Utilities	51,807,992	1,826,913	–	53,634,905
Metals & Mining	138,232,033	21,612,321	–	159,844,354
Miscellaneous Financials	–	3,329,820	–	3,329,820
Personal Care Products	–	9,805,192	–	9,805,192
Pharmaceuticals	–	48,191,926	–	48,191,926
Specialty Retail	59,327,064	–	0	59,327,064
Textiles, Apparel & Luxury Goods	24,305,687	7,178,803	–	31,484,490
Transportation Infrastructure	–	1,349,464	–	1,349,464
Remaining Industries	1,045,762,575	–	–	1,045,762,575
Corporate Bonds
Banks	–	1,226,938,655	0	1,226,938,655
Diversified Financial Services	–	1,074,780,213	0	1,074,780,213
Entertainment	–	326,277,482	32,848,560	359,126,042
Mining	–	670,496,351	0	670,496,351
Oil & Gas	–	971,919,695	400	971,920,095
Savings & Loans	–	–	0	0
Remaining Industries	–	11,861,142,069	–	11,861,142,069
Floating Rate Loans
Personal & Household Products	–	–	0	0
Remaining Industries	–	495,941,693	–	495,941,693
Foreign Government Obligations	–	1,838,106,066	–	1,838,106,066
Government Sponsored Enterprises Pass-Throughs	–	2,713,075,036	–	2,713,075,036
Investments in Underlying Funds	–	320,131,593	–	320,131,593
Municipal Bonds	–	115,967,020	–	115,967,020
Non-Agency Commercial
Mortgage-Backed Securities	–	1,408,153,238	600,626	1,408,753,864
Preferred Stocks	–	38,244,867	–	38,244,867
Short-Term Investments
Repurchase Agreements	–	73,441,574	–	73,441,574
Time Deposits	–	38,157,805	–	38,157,805
Money Market Funds	343,420,246	–	–	343,420,246
Total	$1,662,855,597	$23,895,238,366	$106,905,404	$25,664,999,367

44	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$9,272,092	$–	$9,272,092
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	1,130,207	–	1,130,207
Liabilities	–	(7,708,573)	–	(7,708,573)
Forward Foreign Currency Exchange Contracts
Assets	–	3,944,216	–	3,944,216
Liabilities	–	(22,524,351)	–	(22,524,351)
Futures Contracts
Assets	–	–	–	–
Liabilities	(16,566,369)	–	–	(16,566,369)
Total	$(16,566,369)	$(15,886,409)	$–	$(32,452,778)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments and a summary of unobservable inputs is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	45

Statement of Assets and Liabilities

December 31, 2025

ASSETS:
Investments in securities, at cost	$24,965,767,461
Investments in Underlying Funds, at cost	319,513,880
Investments in securities, at fair value including $367,886,242 of securities loaned	$25,344,867,774
Investments in Underlying Funds, at fair value	320,131,593
Cash	5,570,117
Cash at brokers for forwards, swap contracts and TBA collateral	14,644,844
Deposits with brokers for futures collateral	90,047,600
Deposits with brokers for forwards and swap contracts collateral	61,007,900
Foreign cash, at value (cost $1,560,933)	1,562,747
Receivables:
Investment securities sold	3,839,444,864
Interest and dividends	320,066,733
Capital shares sold	122,660,143
Variation margin for centrally cleared swap contract agreements	1,270,015
From advisor (See Note 4)	245,350
Securities lending income	307,353
Unrealized appreciation on forward foreign currency exchange contracts	3,944,216
Prepaid expenses and other assets	118,187
Total assets	30,125,889,436
LIABILITIES:
Payables:
Investment securities purchased	6,513,896,365
Collateral due to broker for securities lending	381,578,051
Capital shares reacquired	36,652,082
To brokers for forwards, swap contracts and TBA collateral	14,644,844
Management fee	8,233,553
Variation margin for futures contracts	6,348,918
Directors’ fees	2,582,045
12b-1 distribution plan	1,592,876
Fund administration	778,766
Unrealized depreciation on forward foreign currency exchange contracts	22,524,351
Distributions payable	115,271,919
Accrued expenses	3,425,705
Total liabilities	7,107,529,475
Commitments and contingent liabilities	–
NET ASSETS	$23,018,359,961
COMPOSITION OF NET ASSETS:
Paid-in capital	$25,928,155,996
Total distributable earnings/(loss)	(2,909,796,035)
Net Assets	$23,018,359,961

46	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

December 31, 2025

Net assets by class:
Class A Shares	$4,647,035,025
Class C Shares	$536,790,966
Class F Shares	$315,965,152
Class F3 Shares	$5,696,969,801
Class I Shares	$11,133,652,077
Class P Shares	$6,853,206
Class R2 Shares	$4,047,007
Class R3 Shares	$187,919,902
Class R4 Shares	$50,784,434
Class R5 Shares	$27,792,398
Class R6 Shares	$410,549,993
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	638,028,752
Class C Shares (600 million shares of common stock authorized, $.001 par value)	73,499,993
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	43,448,466
Class F3 Shares (3 billion shares of common stock authorized, $.001 par value)	785,813,093
Class I Shares (3.9 billion shares of common stock authorized, $.001 par value)	1,537,211,884
Class P Shares (160 million shares of common stock authorized, $.001 par value)	919,625
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	555,492
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	25,841,298
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	6,969,230
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	3,831,601
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	56,631,490
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$7.28
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.45
Class C Shares-Net asset value	$7.30
Class F Shares-Net asset value	$7.27
Class F3 Shares-Net asset value	$7.25
Class I Shares-Net asset value	$7.24
Class P Shares-Net asset value	$7.45
Class R2 Shares-Net asset value	$7.29
Class R3 Shares-Net asset value	$7.27
Class R4 Shares-Net asset value	$7.29
Class R5 Shares-Net asset value	$7.25
Class R6 Shares-Net asset value	$7.25

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	47

Statement of Operations

For the Year Ended December 31, 2025

Investment income:
Dividends (net of foreign withholding taxes of $538,333)	$12,037,416
Dividend income from Underlying Funds (See Note 11)	22,452,165
Securities lending net income	3,101,663
Interest and other (net of foreign withholding taxes of $73,375)	1,388,676,581
Total investment income	1,426,267,825
Expenses:
Management fee	92,543,603
12b-1 distribution plan–Class A	9,212,268
12b-1 distribution plan–Class C	4,733,296
12b-1 distribution plan–Class F	361,995
12b-1 distribution plan–Class P	30,498
12b-1 distribution plan–Class R2	26,583
12b-1 distribution plan–Class R3	939,332
12b-1 distribution plan–Class R4	125,804
Shareholder servicing	16,045,505
Fund administration	8,729,360
Reports to shareholders	1,317,534
Directors’ fees	933,596
Registration	530,622
Professional	382,370
Custody	307,196
Other	1,125,787
Gross expenses	137,345,349
Fees waived and expenses reimbursed (See Note 4)	(2,231,800)
Net expenses	135,113,549
Net investment income	1,291,154,276
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	145,711,560
Net realized gain/(loss) on futures contracts	(76,725,958)
Net realized gain/(loss) on forward foreign currency exchange contracts	(36,878,692)
Net realized gain/(loss) on swap contracts	1,824,815
Net realized gain/(loss) on foreign currency related transactions	3,653,218
Net change in unrealized appreciation/(depreciation) on Investments in Underlying Funds	(384,562)
Net change in unrealized appreciation/(depreciation) on investments	444,227,198
Net change in unrealized appreciation/(depreciation) on futures contracts	(6,589,164)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	18,755,823
Net change in unrealized appreciation/(depreciation) on swap contracts	2,784,489
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	1,215,125
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	149,354
Net realized and unrealized gain/(loss)	497,743,206
Net Increase in Net Assets Resulting From Operations	$1,788,897,482

48	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Operations:
Net investment income	$1,291,154,276	$1,260,008,760
Net realized gain/(loss)	37,584,943	3,980,225
Net change in unrealized appreciation/(depreciation)	460,158,263	180,310,807
Net increase in net assets resulting from operations	1,788,897,482	1,444,299,792
Distributions to Shareholders:
Class A	(276,729,011)	(275,096,663)
Class C	(30,782,264)	(34,503,637)
Class F	(22,129,380)	(28,342,313)
Class F3	(344,310,667)	(318,064,638)
Class I	(629,093,823)	(583,966,726)
Class P	(389,935)	(416,849)
Class R2	(248,595)	(223,605)
Class R3	(10,723,845)	(10,487,231)
Class R4	(2,998,810)	(3,371,256)
Class R5	(1,962,488)	(1,835,740)
Class R6	(25,810,285)	(26,662,448)
Total distribution to shareholders	(1,345,179,103)	(1,282,971,106)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	5,221,736,402	5,578,257,466
Reinvestment of distributions	1,239,362,324	1,179,660,237
Cost of shares reacquired	(5,802,745,129)	(5,752,868,773)
Net increase in net assets resulting from capital share transactions	658,353,597	1,005,048,930
Net increase in net assets	1,102,071,976	1,166,377,616
NET ASSETS:
Beginning of year	$21,916,287,985	$20,749,910,369
End of year	$23,018,359,961	$21,916,287,985

See Notes to Financial Statements.	49

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
12/31/2025	$7.13	$0.41	$0.17	$0.58	$(0.43)	$–	$(0.43)
12/31/2024	7.08	0.41	0.06	0.47	(0.42)	–	(0.42)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.31	(1.37)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)

Class C
12/31/2025	7.15	0.37	0.17	0.54	(0.39)	–	(0.39)
12/31/2024	7.10	0.37	0.06	0.43	(0.38)	–	(0.38)
12/31/2023	7.00	0.31	0.11	0.42	(0.32)	–	(0.32)
12/31/2022	8.39	0.26	(1.36)	(1.10)	(0.28)	(0.01)	(0.29)
12/31/2021	8.43	0.22	–	0.22	(0.23)	(0.03)	(0.26)

Class F
12/31/2025	7.12	0.42	0.17	0.59	(0.44)	–	(0.44)
12/31/2024	7.07	0.42	0.05	0.47	(0.42)	–	(0.42)
12/31/2023	6.97	0.35	0.12	0.47	(0.37)	–	(0.37)
12/31/2022	8.36	0.31	(1.36)	(1.05)	(0.33)	(0.01)	(0.34)
12/31/2021	8.40	0.28	–	0.28	(0.29)	(0.03)	(0.32)

Class F3
12/31/2025	7.10	0.43	0.17	0.60	(0.45)	–	(0.45)
12/31/2024	7.04	0.43	0.07	0.50	(0.44)	–	(0.44)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)

Class I
12/31/2025	7.09	0.42	0.17	0.59	(0.44)	–	(0.44)
12/31/2024	7.04	0.42	0.06	0.48	(0.43)	–	(0.43)
12/31/2023	6.94	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.32	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.36	0.28	0.01 (d)	0.29	(0.30)	(0.03)	(0.33)

Class P
12/31/2025	7.30	0.40	0.17	0.57	(0.42)	–	(0.42)
12/31/2024	7.24	0.40	0.07	0.47	(0.41)	–	(0.41)
12/31/2023	7.14	0.34	0.11	0.45	(0.35)	–	(0.35)
12/31/2022	8.56	0.29	(1.39)	(1.10)	(0.31)	(0.01)	(0.32)
12/31/2021	8.60	0.26	–	0.26	(0.27)	(0.03)	(0.30)

50	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$7.28	8.39	0.78	0.79	5.76	$4,647,035	310
7.13	6.77	0.79	0.79	5.75	4,648,481	290
7.08	6.85	0.78	0.78	5.05	4,727,745	263
6.98	(12.68)	0.77	0.78	4.12	5,029,503	181
8.37	3.26	0.76	0.76	3.19	6,750,572	81

7.30	7.71	1.40	1.41	5.14	536,791	310
7.15	6.12	1.40	1.40	5.14	621,803	290
7.10	6.19	1.41	1.41	4.42	695,474	263
7.00	(13.21)	1.42	1.42	3.47	833,154	181
8.39	2.60	1.40	1.40	2.55	1,269,001	81

7.27	8.50	0.68	0.69	5.87	315,965	310
7.12	6.88	0.69	0.69	5.84	417,372	290
7.07	6.96	0.68	0.68	5.00	583,404	263
6.97	(12.62)	0.67	0.67	4.04	2,261,927	181
8.36	3.48	0.66	0.66	3.28	11,596,041	81

7.25	8.88	0.48	0.49	6.06	5,696,970	310
7.10	7.09	0.50	0.50	6.04	5,344,044	290
7.04	7.02	0.50	0.50	5.36	4,988,158	263
6.95	(12.40)	0.50	0.50	4.41	4,616,783	181
8.33	3.53	0.49	0.49	3.44	5,134,497	81

7.24	8.62	0.57	0.58	5.96	11,133,652	310
7.09	6.99	0.59	0.59	5.95	10,181,953	290
7.04	7.08	0.58	0.58	5.27	9,041,632	263
6.94	(12.49)	0.58	0.58	4.44	7,788,311	181
8.32	3.46	0.56	0.56	3.38	2,962,943	81

7.45	8.22	1.02	1.03	5.51	6,853	310
7.30	6.49	1.04	1.04	5.50	7,000	290
7.24	6.56	1.03	1.03	4.80	8,284	263
7.14	(12.89)	1.02	1.03	3.86	8,699	181
8.56	3.01	1.01	1.01	2.95	12,453	81

See Notes to Financial Statements.	51

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
12/31/2025	$7.13	$0.38	$0.18	$0.56	$(0.40)	$–	$(0.40)
12/31/2024	7.08	0.38	0.06	0.44	(0.39)	–	(0.39)
12/31/2023	6.98	0.32	0.11	0.43	(0.33)	–	(0.33)
12/31/2022	8.37	0.28	(1.37)	(1.09)	(0.29)	(0.01)	(0.30)
12/31/2021	8.41	0.24	–	0.24	(0.25)	(0.03)	(0.28)

Class R3
12/31/2025	7.12	0.39	0.17	0.56	(0.41)	–	(0.41)
12/31/2024	7.07	0.39	0.06	0.45	(0.40)	–	(0.40)
12/31/2023	6.97	0.33	0.11	0.44	(0.34)	–	(0.34)
12/31/2022	8.36	0.28	(1.36)	(1.08)	(0.30)	(0.01)	(0.31)
12/31/2021	8.39	0.25	0.01 (d)	0.26	(0.26)	(0.03)	(0.29)

Class R4
12/31/2025	7.13	0.41	0.18	0.59	(0.43)	–	(0.43)
12/31/2024	7.08	0.41	0.05	0.46	(0.41)	–	(0.41)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.30	(1.36)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)

Class R5
12/31/2025	7.10	0.43	0.16	0.59	(0.44)	–	(0.44)
12/31/2024	7.05	0.42	0.06	0.48	(0.43)	–	(0.43)
12/31/2023	6.95	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.33	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)

Class R6
12/31/2025	7.10	0.43	0.17	0.60	(0.45)	–	(0.45)
12/31/2024	7.04	0.43	0.07	0.50	(0.44)	–	(0.44)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations for the year ended December 31, 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

52	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$7.29	8.11	1.18	1.19	5.36	$4,047	310
7.13	6.35	1.19	1.19	5.35	4,131	290
7.08	6.43	1.18	1.18	4.66	4,037	263
6.98	(13.04)	1.18	1.18	3.73	3,890	181
8.37	2.85	1.16	1.16	2.80	4,700	81

7.27	8.07	1.08	1.09	5.46	187,920	310
7.12	6.45	1.09	1.09	5.45	188,807	290
7.07	6.54	1.08	1.08	4.75	189,931	263
6.97	(12.97)	1.07	1.08	3.82	200,096	181
8.36	3.07	1.06	1.06	2.90	264,066	81

7.29	8.49	0.83	0.84	5.71	50,784	310
7.13	6.72	0.84	0.84	5.70	51,472	290
7.08	6.80	0.83	0.83	5.00	61,658	263
6.98	(12.73)	0.82	0.83	4.09	64,879	181
8.37	3.21	0.81	0.81	3.15	74,934	81

7.25	8.62	0.57	0.58	5.97	27,792	310
7.10	6.99	0.59	0.59	5.95	33,114	290
7.05	7.07	0.58	0.58	5.27	25,659	263
6.95	(12.47)	0.57	0.58	4.33	24,622	181
8.33	3.47	0.56	0.56	3.39	30,538	81

7.25	8.88	0.48	0.49	6.06	410,550	310
7.10	7.09	0.50	0.50	6.04	418,111	290
7.04	7.17	0.50	0.50	5.36	423,928	263
6.95	(12.52)	0.50	0.50	4.42	384,818	181
8.33	3.53	0.49	0.49	3.46	407,728	81

See Notes to Financial Statements.	53

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the Act.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the

Notes to Financial Statements (continued)

CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF are valued at their NAV each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market mutual funds are valued at their NAV as of close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

If applicable, a summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2025 and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investment.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class specific shareholder expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees related to the Fund’s 12b-1 Distribution Plan.

(c)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as

Notes to Financial Statements (continued)

earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of December 31, 2025, the Fund did not have any unfunded loan commitments.

(d)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

Notes to Financial Statements (continued)

(f)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(g)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(i)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(j)	To-Be-Announced (“TBA”) Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	When-Issued, Forward Transactions or TBA Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or

Notes to Financial Statements (continued)

marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the fiscal year, the Fund used derivative instruments including forward foreign currency exchange contracts, futures contracts and swap contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Forward Foreign Currency Exchange Contracts–During the fiscal year, the Fund listed in the tables below is exposed to foreign currency risks associated with some or all of its portfolio investments and, during the fiscal year ended, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

Notes to Financial Statements (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the fiscal year, the Fund listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the fiscal year, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Fund may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared

Notes to Financial Statements (continued)

(“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for swap contracts collateral on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the fiscal year, the Fund listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Notes to Financial Statements (continued)

Inflation-Linked Swap Contracts–During the fiscal year, the Fund listed in the table below entered into inflation-linked derivatives, such as Consumer Price Index swap contract agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Summary of Derivatives Information–As of December 31, 2025, the Fund in the table below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

				Bond Debenture Fund
Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	Receivables, variation margin for centrally cleared swap contract agreements	–	–	–	$1,130,207
Centrally Cleared Credit Default Swap Contracts(1)	Receivables, variation margin for centrally cleared swap contract agreements	–	–	$9,272,092	–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$3,944,216	–	–
Liability Derivatives	Statement of Assets and Liabilities Location
Centrally Cleared CPI Swap Contracts(1)	Receivables, variation margin for centrally cleared swap contract agreements	–	–	–	$7,708,573
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$22,524,351	–	–
Futures Contracts(2)	Payables, variation margin for futures contracts	$16,566,369	–	–	–

(1)	Includes the value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the fiscal year ended December 31, 2025:

			Bond Debenture Fund
	Statement of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$1,452,775	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$372,040
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$(36,878,692)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(76,725,958)	–	–
Amount of Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$2,397,897	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$386,592
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$18,755,823	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(6,589,164)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$515,080,000	–	–
Credit Default Swap Contracts		–	–	$9,359,769
Forward Foreign Currency Exchange Contracts		–	$1,639,615,775	–
Futures Contracts		36,317	–	–

Disclosures About Offsetting Assets And Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following table illustrates gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or

Notes to Financial Statements (continued)

termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,944,216	$–	$3,944,216
Total	$3,944,216	$–	$3,944,216

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$341,371	$(341,371)	$–	$–	$–
Barclays PLC	402,211	(294,277)	–	–	107,934
Citibank	637,598	(100,982)	(536,616)	–	–
Goldman Sachs	1,233,908	(30,763)	(1,203,145)	–	–
Morgan Stanley	1,161,363	(1,161,363)	–	–
State Street Bank and Trust	167,765	(167,765)	–	–	–
Total	$3,944,216	$(2,096,521)	$(1,739,761)	$–	$107,934

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$22,524,351	$–	$22,524,351
Total	$22,524,351	$–	$22,524,351

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$1,261,545	$(341,371)	$(920,174)	$–	$–
Barclays PLC	294,277	(294,277)	–	–	–
Citibank	100,982	(100,982)	–	–	–
Goldman Sachs	30,763	(30,763)	–	–	–
Morgan Stanley	9,576,165	(1,161,363)	(8,414,802)	–	–
State Street Bank and Trust	11,260,619	(167,765)	(10,730,000)	–	362,854
Total	$22,524,351	$(2,096,521)	$(20,064,976)	$–	$362,854

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2025.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2025.

Notes to Financial Statements (continued)

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .42% of the Fund’s average daily net assets.

For the Fund’s investment in the PCF, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF. Lord Abbett voluntarily waived the following management fees for the fiscal year ended December 31, 2025:

Fund	Management Fee
Bond Debenture Fund	$1,924,478

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $307,322 of certain fees and expenses during the fiscal year ended December 31, 2025.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the fiscal year ended December 31, 2025:

Distributor Commissions	Dealers’ Concessions
$259,791	$3,275,303

The Distributor received CDSCs of $68,494 and $50,772 for Class A and Class C shares, respectively, for the fiscal year ended December 31, 2025.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$1,345,179,103	$–	$–	$1,345,179,103

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$1,282,971,106	$–	$–	$1,282,971,106

As of December 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Bond Debenture Fund	$–	$–	$(3,221,672,443)	$334,308,885	$(22,432,477)	$(2,909,796,035)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Bond Debenture Fund	$(1,472,347,169)	$(1,749,325,274)	$(3,221,672,443)

Notes to Financial Statements (continued)

As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond Debenture Fund	$25,289,778,133	$836,262,720	$(502,379,764)	$333,882,956

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2025 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$54,696,295,006	$20,590,554,706	$55,068,338,707	$19,606,041,108

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2025, the Fund did not engage in cross-trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (continued)

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. The Fund invested in the underlying fund noted in the table below, which consisted of a pooled investment vehicle, during the fiscal year ended December 31, 2025.

Through the PCF, the Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicle may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicle or the Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers

Notes to Financial Statements (continued)

of such pooled investment vehicle’s private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer and the PCF currently expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s common shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter.

There will be no trading market for the Fund’s investment in the PCF. The Schedule of Investments lists the PCF as an investment as of year end, but does not include the underlying holdings of the PCF. The Fund indirectly bears the proportionate share of the expenses of the PCF. The Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. The Fund had the following transactions with the PCF during the fiscal year ended December 31, 2025:

Bond Debenture Fund

Affiliated Funds	Value at 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 12/31/2025	Dividend Income
Lord Abbett Private Credit Fund	$132,204,467	$188,311,688	$–	$–	$(384,562)	$320,131,593	$22,452,165

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Bond Debenture Fund	$367,886,242	$381,578,051

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

Notes to Financial Statements (continued)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Notes to Financial Statements (continued)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	79,419,328	$570,949,155	91,012,760	$650,482,816
Reinvestment of distributions	35,856,060	257,726,764	35,881,846	255,801,322
Shares reacquired	(129,005,786)	(925,561,837)	(143,215,251)	(1,021,413,937)
Decrease	(13,730,398)	$(96,885,918)	(16,320,645)	$(115,129,799)

Class C Shares
Shares sold	10,800,492	$77,928,429	14,592,613	$104,495,239
Reinvestment of distributions	3,954,735	28,491,089	4,444,976	31,759,937
Shares reacquired	(28,208,569)	(202,865,905)	(30,103,158)	(215,087,473)
Decrease	(13,453,342)	$(96,446,387)	(11,065,569)	$(78,832,297)

Class F Shares
Shares sold	5,342,450	$38,150,083	9,028,891	$64,233,155
Reinvestment of distributions	3,024,100	21,688,349	3,913,576	27,831,710
Shares reacquired	(23,534,604)	(168,237,305)	(36,900,441)	(261,607,752)
Decrease	(15,168,054)	$(108,398,873)	(23,957,974)	$(169,542,887)

Class F3 Shares
Shares sold	144,258,077	$1,030,162,250	160,014,414	$1,135,170,561
Reinvestment of distributions	48,108,931	344,289,128	44,850,077	318,258,389
Shares reacquired	(159,382,545)	(1,134,829,470)	(160,257,622)	(1,136,608,791)
Increase	32,984,463	$239,621,908	44,606,869	$316,820,159

Class I Shares
Shares sold	466,365,806	$3,331,847,110	485,369,391	$3,438,820,258
Reinvestment of distributions	76,764,073	548,714,258	71,566,042	507,420,203
Shares reacquired	(441,634,930)	(3,131,198,278)	(406,135,300)	(2,877,671,070)
Increase	101,494,949	$749,363,090	150,800,133	$1,068,569,391

Class P Shares
Shares sold	176,708	$1,297,461	108,418	$790,514
Reinvestment of distributions	52,573	386,729	56,763	413,757
Shares reacquired	(269,031)	(1,972,036)	(350,036)	(2,546,083)
Decrease	(39,750)	$(287,846)	(184,855)	$(1,341,812)

Class R2 Shares
Shares sold	133,680	$951,394	77,856	$554,728
Reinvestment of distributions	32,723	235,146	29,388	209,537
Shares reacquired	(190,005)	(1,369,108)	(98,554)	(701,869)
Increase (decrease)	(23,602)	$(182,568)	8,690	$62,396

Class R3 Shares
Shares sold	1,697,625	$12,143,543	2,406,222	$17,137,562
Reinvestment of distributions	1,493,668	10,718,188	1,473,727	10,488,039
Shares reacquired	(3,865,736)	(27,653,439)	(4,246,961)	(30,182,169)
Decrease	(674,443)	$(4,791,708)	(367,012)	$(2,556,568)

Notes to Financial Statements (concluded)

	Year Ended December 31, 2025		Year Ended December 31, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	2,284,818	$16,353,381	2,174,869	$15,484,091
Reinvestment of distributions	332,536	2,391,247	343,910	2,452,192
Shares reacquired	(2,862,124)	(20,567,368)	(4,014,430)	(28,644,035)
Decrease	(244,770)	$(1,822,740)	(1,495,651)	$(10,707,752)

Class R5 Shares
Shares sold	1,201,822	$8,583,352	1,972,327	$13,976,478
Reinvestment of distributions	262,920	1,880,496	253,263	1,799,572
Shares reacquired	(2,295,578)	(16,406,857)	(1,204,250)	(8,562,822)
Increase (decrease)	(830,836)	$(5,943,009)	1,021,340	$7,213,228

Class R6 Shares
Shares sold	18,667,808	$133,370,244	19,364,206	$137,112,064
Reinvestment of distributions	3,192,122	22,840,930	3,273,836	23,225,579
Shares reacquired	(24,131,616)	(172,083,526)	(23,928,304)	(169,842,772)
Decrease	(2,271,686)	$(15,872,352)	(1,290,262)	$(9,505,129)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Bond-Debenture Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and counterparties when replies were not received from custodian or counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 25, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Bond Debenture Fund	71%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-2 (2/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg (President and Chief Executive Officer Principal Executive Officer)

Date: February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: February 25, 2026

By:	/s/ Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: February 25, 2026